UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Capital Appreciation	.99%
Actual		$ 1,000.00	$ 1,137.60	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Class K	.83%
Actual		$ 1,000.00	$ 1,138.60	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.8	4.3
United Continental Holdings, Inc.	3.8	4.4
TJX Companies, Inc.	3.7	2.8
Lorillard, Inc.	3.5	3.0
Occidental Petroleum Corp.	3.0	3.2
Biogen Idec, Inc.	3.0	2.2
DSW, Inc. Class A	2.5	1.8
Bed Bath & Beyond, Inc.	2.5	2.1
PVH Corp.	2.5	2.3
Microsoft Corp.	2.4	0.0
	32.7
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	33.1	32.1
Information Technology	15.7	16.7
Industrials	10.3	15.6
Financials	9.3	9.7
Consumer Staples	8.8	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks 88.5%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 11.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	1.5%	** Foreign investments	6.7%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 33.1%
Auto Components - 0.3%
Gentex Corp.	692,655	$ 15,218
Automobiles - 1.5%
Ford Motor Co.	7,638,173	86,159
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. (a)(d)	220,073	14,529
Hotels, Restaurants & Leisure - 6.9%
Las Vegas Sands Corp.	1,632,952	90,613
McDonald's Corp.	376,257	36,666
Paddy Power PLC (Ireland)	1,310,558	85,531
Starbucks Corp.	2,068,865	118,711
Wyndham Worldwide Corp.	1,186,890	59,748
		391,269
Household Durables - 1.4%
M.D.C. Holdings, Inc.	1,598,300	44,928
PulteGroup, Inc. (a)	3,562,625	35,056
		79,984
Media - 4.4%
Cablevision Systems Corp. - NY Group Class A	1,979,100	29,330
Comcast Corp. Class A	1,583,475	48,027
Interpublic Group of Companies, Inc.	9,099,672	107,467
Virgin Media, Inc. (d)	2,547,913	62,577
		247,401
Multiline Retail - 0.5%
Dollar General Corp. (a)	642,280	30,483
Specialty Retail - 12.9%
Bed Bath & Beyond, Inc. (a)	2,029,090	142,828
DSW, Inc. Class A	2,556,919	143,852
Express, Inc. (a)	2,458,714	58,075
Home Depot, Inc.	1,385,681	71,764
Limited Brands, Inc.	1,306,435	64,930
TJX Companies, Inc.	4,948,980	206,422
Ulta Salon, Cosmetics & Fragrance, Inc.	473,449	41,749
		729,620
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	643,441	47,074
Oxford Industries, Inc.	750,909	36,036
PVH Corp.	1,602,176	142,273
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	577,927	$ 15,015
VF Corp.	237,600	36,127
		276,525
TOTAL CONSUMER DISCRETIONARY		1,871,188
CONSUMER STAPLES - 8.8%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	197,900	8,031
Monster Beverage Corp. (a)	930,229	60,428
The Coca-Cola Co.	494,903	37,771
		106,230
Food & Staples Retailing - 0.7%
Whole Foods Market, Inc.	495,563	41,166
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	568,210	30,286
Tobacco - 5.6%
Altria Group, Inc.	296,841	9,561
Lorillard, Inc.	1,452,169	196,464
Reynolds American, Inc.	2,723,150	111,186
		317,211
TOTAL CONSUMER STAPLES		494,893
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Occidental Petroleum Corp.	1,892,706	172,653
FINANCIALS - 9.3%
Capital Markets - 1.9%
Morgan Stanley	6,142,402	106,141
Commercial Banks - 3.9%
BB&T Corp.	1,682,706	53,914
Fifth Third Bancorp	4,948,748	70,421
SunTrust Banks, Inc.	246,746	5,991
Wells Fargo & Co.	2,672,678	89,348
		219,674
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Citigroup, Inc.	1,236,934	$ 40,868
JPMorgan Chase & Co.	2,078,894	89,351
		130,219
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	3,703,466	69,662
TOTAL FINANCIALS		525,696
HEALTH CARE - 5.5%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	387,541	35,003
Amgen, Inc.	1,236,988	87,962
Biogen Idec, Inc. (a)	1,266,119	169,673
		292,638
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	2,474,000	15,487
TOTAL HEALTH CARE		308,125
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
Textron, Inc.	3,839,638	102,288
Airlines - 5.0%
Delta Air Lines, Inc. (a)	1,329,400	14,570
United Continental Holdings, Inc. (a)(d)	9,890,447	216,799
US Airways Group, Inc. (a)(d)	5,243,731	53,801
		285,170
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. (d)	1,031,607	17,671
Industrial Conglomerates - 1.3%
Danaher Corp.	1,385,854	75,141
Machinery - 0.5%
Chart Industries, Inc. (a)	343,193	26,230
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A (d)	926,145	21,783
WESCO International, Inc. (a)	837,043	55,571
		77,354
TOTAL INDUSTRIALS		583,854
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.7%
Computers & Peripherals - 5.8%
Apple, Inc. (a)	554,355	$ 323,876
Internet Software & Services - 2.2%
VeriSign, Inc.	3,059,092	125,759
IT Services - 1.2%
Paychex, Inc.	782,319	24,236
Visa, Inc. Class A	346,435	42,605
		66,841
Software - 6.5%
Ariba, Inc. (a)	2,626,739	100,341
Autodesk, Inc. (a)	1,657,917	65,272
Intuit, Inc.	1,144,387	66,340
Microsoft Corp.	4,255,237	136,253
		368,206
TOTAL INFORMATION TECHNOLOGY		884,682
MATERIALS - 1.3%
Chemicals - 1.3%
Solutia, Inc.	2,575,802	72,998
UTILITIES - 1.5%
Electric Utilities - 0.8%
Edison International	346,300	15,241
Northeast Utilities	346,300	12,733
Southern Co.	395,800	18,183
		46,157
Multi-Utilities - 0.7%
Dominion Resources, Inc.	247,400	12,912
PG&E Corp.	346,359	15,302
Sempra Energy	148,400	9,607
		37,821
TOTAL UTILITIES		83,978
TOTAL COMMON STOCKS (Cost $4,062,012)		4,998,067
Money Market Funds - 13.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	662,728,651	$ 662,729
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	109,665,621	109,666
TOTAL MONEY MARKET FUNDS (Cost $772,395)		772,395
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,834,407)		5,770,462
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(126,240)
NET ASSETS - 100%		$ 5,644,222
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 260
Fidelity Securities Lending Cash Central Fund	1,192
Total	$ 1,452
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ 128,705	$ -	$ -
Oxford Industries, Inc.	40,059	-	12,935	244	-
Total	$ 40,059	$ 117,572	$ 141,640	$ 244	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,935) - See accompanying schedule: Unaffiliated issuers (cost $4,062,012)	$ 4,998,067
Fidelity Central Funds (cost $772,395)	772,395
Total Investments (cost $4,834,407)		$ 5,770,462
Cash		1,515
Receivable for investments sold		89,377
Receivable for fund shares sold		6,700
Dividends receivable		3,634
Distributions receivable from Fidelity Central Funds		435
Prepaid expenses		5
Other receivables		268
Total assets		5,872,396

Liabilities
Payable for investments purchased	$ 106,059
Payable for fund shares redeemed	7,939
Accrued management fee	3,477
Other affiliated payables	875
Other payables and accrued expenses	158
Collateral on securities loaned, at value	109,666
Total liabilities		228,174

Net Assets		$ 5,644,222
Net Assets consist of:
Paid in capital		$ 4,851,574
Undistributed net investment income		1,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,421)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,092
Net Assets		$ 5,644,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,435,996 ÷ 153,144 shares)	$ 28.97

Class K: Net Asset Value, offering price and redemption price per share ($1,208,226 ÷ 41,654 shares)	$ 29.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends (including $244 earned from other affiliated issuers)		$ 31,953
Income from Fidelity Central Funds		1,452
Total income		33,405

Expenses
Management fee Basic fee	$ 14,613
Performance adjustment	5,059
Transfer agent fees	4,650
Accounting and security lending fees	567
Custodian fees and expenses	57
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	75
Audit	34
Legal	10
Miscellaneous	24
Total expenses before reductions	25,105
Expense reductions	(191)	24,914
Net investment income (loss)		8,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,917)
Other affiliated issuers	14,658
Foreign currency transactions	125
Total net realized gain (loss)		3,866
Change in net unrealized appreciation (depreciation) on: Investment securities	664,990
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		664,973
Net gain (loss)		668,839
Net increase (decrease) in net assets resulting from operations		$ 677,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,491	$ 14,710
Net realized gain (loss)	3,866	499,527
Change in net unrealized appreciation (depreciation)	664,973	(175,468)
Net increase (decrease) in net assets resulting from operations	677,330	338,769
Distributions to shareholders from net investment income	(10,087)	(5,716)
Share transactions - net increase (decrease)	(198,182)	(540,966)
Total increase (decrease) in net assets	469,061	(207,913)

Net Assets
Beginning of period	5,175,161	5,383,074
End of period (including undistributed net investment income of $1,977 and undistributed net investment income of $3,573, respectively)	$ 5,644,222	$ 5,175,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.04	.06	.04	.04	.16	.11
Net realized and unrealized gain (loss)	3.46	1.44	5.30	2.17	(13.27)	6.06
Total from investment operations	3.50	1.50	5.34	2.21	(13.11)	6.17
Distributions from net investment income	(.04)	(.02)	(.02)	(.18)	(.12)	(.11)
Distributions from net realized gain	-	-	-	-	(2.22)	(1.34)
Total distributions	(.04)	(.02)	(.02)	(.18)	(2.34)	(1.45)
Net asset value, end of period	$ 28.97	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Total Return B, C	13.76%	6.24%	28.57%	13.54%	(43.80)%	23.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.91%	.88%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.99% A	.91%	.88%	.79%	.82%	.83%
Expenses net of all reductions	.98% A	.90%	.86%	.78%	.82%	.82%
Net investment income (loss)	.29% A	.25%	.16%	.25%	.67%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,436	$ 4,319	$ 4,672	$ 4,627	$ 4,794	$ 10,139
Portfolio turnover rate F	126% A	182%	186%	243%	157%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.06	.10	.08	.08	.03
Net realized and unrealized gain (loss)	3.47	1.44	5.31	2.18	(8.45)
Total from investment operations	3.53	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 29.01	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B, C	13.86%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.83% A	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.83% A	.74%	.68%	.54%	.65% A
Net investment income (loss)	.45% A	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,208	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	126% A	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,067,808
Gross unrealized depreciation	(139,501)
Net unrealized appreciation (depreciation) on securities and other investments	$ 928,307

Tax cost	$ 4,842,155

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (131,261)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,074,780 and $3,871,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 4,397.21
Class K	253.05
	$ 4,650

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $126 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,641. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,192, including $86 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $191 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Capital Appreciation	$ 7,160	$ 3,856
Class K	2,927	1,860
Total	$ 10,087	$ 5,716

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Capital Appreciation
Shares sold	8,951	18,860	$ 241,604	$ 481,703
Reinvestment of distributions	278	148	6,866	3,700
Shares redeemed	(25,369)	(44,166)	(667,893)	(1,127,770)
Net increase (decrease)	(16,140)	(25,158)	$ (419,423)	$ (642,367)
Class K
Shares sold	12,387	10,289	$ 332,415	$ 263,401
Reinvestment of distributions	118	74	2,927	1,860
Shares redeemed	(4,330)	(6,424)	(114,101)	(163,860)
Net increase (decrease)	8,175	3,939	$ 221,241	$ 101,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CAF-USAN-0612
1.784911.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Capital Appreciation

Fund -
Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Capital Appreciation	.99%
Actual		$ 1,000.00	$ 1,137.60	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.94	$ 4.97
Class K	.83%
Actual		$ 1,000.00	$ 1,138.60	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.8	4.3
United Continental Holdings, Inc.	3.8	4.4
TJX Companies, Inc.	3.7	2.8
Lorillard, Inc.	3.5	3.0
Occidental Petroleum Corp.	3.0	3.2
Biogen Idec, Inc.	3.0	2.2
DSW, Inc. Class A	2.5	1.8
Bed Bath & Beyond, Inc.	2.5	2.1
PVH Corp.	2.5	2.3
Microsoft Corp.	2.4	0.0
	32.7
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	33.1	32.1
Information Technology	15.7	16.7
Industrials	10.3	15.6
Financials	9.3	9.7
Consumer Staples	8.8	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks 88.5%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 11.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	1.5%	** Foreign investments	6.7%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 33.1%
Auto Components - 0.3%
Gentex Corp.	692,655	$ 15,218
Automobiles - 1.5%
Ford Motor Co.	7,638,173	86,159
Diversified Consumer Services - 0.3%
ITT Educational Services, Inc. (a)(d)	220,073	14,529
Hotels, Restaurants & Leisure - 6.9%
Las Vegas Sands Corp.	1,632,952	90,613
McDonald's Corp.	376,257	36,666
Paddy Power PLC (Ireland)	1,310,558	85,531
Starbucks Corp.	2,068,865	118,711
Wyndham Worldwide Corp.	1,186,890	59,748
		391,269
Household Durables - 1.4%
M.D.C. Holdings, Inc.	1,598,300	44,928
PulteGroup, Inc. (a)	3,562,625	35,056
		79,984
Media - 4.4%
Cablevision Systems Corp. - NY Group Class A	1,979,100	29,330
Comcast Corp. Class A	1,583,475	48,027
Interpublic Group of Companies, Inc.	9,099,672	107,467
Virgin Media, Inc. (d)	2,547,913	62,577
		247,401
Multiline Retail - 0.5%
Dollar General Corp. (a)	642,280	30,483
Specialty Retail - 12.9%
Bed Bath & Beyond, Inc. (a)	2,029,090	142,828
DSW, Inc. Class A	2,556,919	143,852
Express, Inc. (a)	2,458,714	58,075
Home Depot, Inc.	1,385,681	71,764
Limited Brands, Inc.	1,306,435	64,930
TJX Companies, Inc.	4,948,980	206,422
Ulta Salon, Cosmetics & Fragrance, Inc.	473,449	41,749
		729,620
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	643,441	47,074
Oxford Industries, Inc.	750,909	36,036
PVH Corp.	1,602,176	142,273
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Vera Bradley, Inc. (a)(d)	577,927	$ 15,015
VF Corp.	237,600	36,127
		276,525
TOTAL CONSUMER DISCRETIONARY		1,871,188
CONSUMER STAPLES - 8.8%
Beverages - 1.9%
Dr Pepper Snapple Group, Inc.	197,900	8,031
Monster Beverage Corp. (a)	930,229	60,428
The Coca-Cola Co.	494,903	37,771
		106,230
Food & Staples Retailing - 0.7%
Whole Foods Market, Inc.	495,563	41,166
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	568,210	30,286
Tobacco - 5.6%
Altria Group, Inc.	296,841	9,561
Lorillard, Inc.	1,452,169	196,464
Reynolds American, Inc.	2,723,150	111,186
		317,211
TOTAL CONSUMER STAPLES		494,893
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Occidental Petroleum Corp.	1,892,706	172,653
FINANCIALS - 9.3%
Capital Markets - 1.9%
Morgan Stanley	6,142,402	106,141
Commercial Banks - 3.9%
BB&T Corp.	1,682,706	53,914
Fifth Third Bancorp	4,948,748	70,421
SunTrust Banks, Inc.	246,746	5,991
Wells Fargo & Co.	2,672,678	89,348
		219,674
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Citigroup, Inc.	1,236,934	$ 40,868
JPMorgan Chase & Co.	2,078,894	89,351
		130,219
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	3,703,466	69,662
TOTAL FINANCIALS		525,696
HEALTH CARE - 5.5%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	387,541	35,003
Amgen, Inc.	1,236,988	87,962
Biogen Idec, Inc. (a)	1,266,119	169,673
		292,638
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	2,474,000	15,487
TOTAL HEALTH CARE		308,125
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
Textron, Inc.	3,839,638	102,288
Airlines - 5.0%
Delta Air Lines, Inc. (a)	1,329,400	14,570
United Continental Holdings, Inc. (a)(d)	9,890,447	216,799
US Airways Group, Inc. (a)(d)	5,243,731	53,801
		285,170
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. (d)	1,031,607	17,671
Industrial Conglomerates - 1.3%
Danaher Corp.	1,385,854	75,141
Machinery - 0.5%
Chart Industries, Inc. (a)	343,193	26,230
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A (d)	926,145	21,783
WESCO International, Inc. (a)	837,043	55,571
		77,354
TOTAL INDUSTRIALS		583,854
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 15.7%
Computers & Peripherals - 5.8%
Apple, Inc. (a)	554,355	$ 323,876
Internet Software & Services - 2.2%
VeriSign, Inc.	3,059,092	125,759
IT Services - 1.2%
Paychex, Inc.	782,319	24,236
Visa, Inc. Class A	346,435	42,605
		66,841
Software - 6.5%
Ariba, Inc. (a)	2,626,739	100,341
Autodesk, Inc. (a)	1,657,917	65,272
Intuit, Inc.	1,144,387	66,340
Microsoft Corp.	4,255,237	136,253
		368,206
TOTAL INFORMATION TECHNOLOGY		884,682
MATERIALS - 1.3%
Chemicals - 1.3%
Solutia, Inc.	2,575,802	72,998
UTILITIES - 1.5%
Electric Utilities - 0.8%
Edison International	346,300	15,241
Northeast Utilities	346,300	12,733
Southern Co.	395,800	18,183
		46,157
Multi-Utilities - 0.7%
Dominion Resources, Inc.	247,400	12,912
PG&E Corp.	346,359	15,302
Sempra Energy	148,400	9,607
		37,821
TOTAL UTILITIES		83,978
TOTAL COMMON STOCKS (Cost $4,062,012)		4,998,067
Money Market Funds - 13.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	662,728,651	$ 662,729
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	109,665,621	109,666
TOTAL MONEY MARKET FUNDS (Cost $772,395)		772,395
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,834,407)		5,770,462
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(126,240)
NET ASSETS - 100%		$ 5,644,222
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 260
Fidelity Securities Lending Cash Central Fund	1,192
Total	$ 1,452
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ 128,705	$ -	$ -
Oxford Industries, Inc.	40,059	-	12,935	244	-
Total	$ 40,059	$ 117,572	$ 141,640	$ 244	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,935) - See accompanying schedule: Unaffiliated issuers (cost $4,062,012)	$ 4,998,067
Fidelity Central Funds (cost $772,395)	772,395
Total Investments (cost $4,834,407)		$ 5,770,462
Cash		1,515
Receivable for investments sold		89,377
Receivable for fund shares sold		6,700
Dividends receivable		3,634
Distributions receivable from Fidelity Central Funds		435
Prepaid expenses		5
Other receivables		268
Total assets		5,872,396

Liabilities
Payable for investments purchased	$ 106,059
Payable for fund shares redeemed	7,939
Accrued management fee	3,477
Other affiliated payables	875
Other payables and accrued expenses	158
Collateral on securities loaned, at value	109,666
Total liabilities		228,174

Net Assets		$ 5,644,222
Net Assets consist of:
Paid in capital		$ 4,851,574
Undistributed net investment income		1,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,421)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,092
Net Assets		$ 5,644,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($4,435,996 ÷ 153,144 shares)	$ 28.97

Class K: Net Asset Value, offering price and redemption price per share ($1,208,226 ÷ 41,654 shares)	$ 29.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends (including $244 earned from other affiliated issuers)		$ 31,953
Income from Fidelity Central Funds		1,452
Total income		33,405

Expenses
Management fee Basic fee	$ 14,613
Performance adjustment	5,059
Transfer agent fees	4,650
Accounting and security lending fees	567
Custodian fees and expenses	57
Independent trustees' compensation	15
Appreciation in deferred trustee compensation account	1
Registration fees	75
Audit	34
Legal	10
Miscellaneous	24
Total expenses before reductions	25,105
Expense reductions	(191)	24,914
Net investment income (loss)		8,491
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,917)
Other affiliated issuers	14,658
Foreign currency transactions	125
Total net realized gain (loss)		3,866
Change in net unrealized appreciation (depreciation) on: Investment securities	664,990
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		664,973
Net gain (loss)		668,839
Net increase (decrease) in net assets resulting from operations		$ 677,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,491	$ 14,710
Net realized gain (loss)	3,866	499,527
Change in net unrealized appreciation (depreciation)	664,973	(175,468)
Net increase (decrease) in net assets resulting from operations	677,330	338,769
Distributions to shareholders from net investment income	(10,087)	(5,716)
Share transactions - net increase (decrease)	(198,182)	(540,966)
Total increase (decrease) in net assets	469,061	(207,913)

Net Assets
Beginning of period	5,175,161	5,383,074
End of period (including undistributed net investment income of $1,977 and undistributed net investment income of $3,573, respectively)	$ 5,644,222	$ 5,175,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.04	.06	.04	.04	.16	.11
Net realized and unrealized gain (loss)	3.46	1.44	5.30	2.17	(13.27)	6.06
Total from investment operations	3.50	1.50	5.34	2.21	(13.11)	6.17
Distributions from net investment income	(.04)	(.02)	(.02)	(.18)	(.12)	(.11)
Distributions from net realized gain	-	-	-	-	(2.22)	(1.34)
Total distributions	(.04)	(.02)	(.02)	(.18)	(2.34)	(1.45)
Net asset value, end of period	$ 28.97	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Total Return B, C	13.76%	6.24%	28.57%	13.54%	(43.80)%	23.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.91%	.88%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.99% A	.91%	.88%	.79%	.82%	.83%
Expenses net of all reductions	.98% A	.90%	.86%	.78%	.82%	.82%
Net investment income (loss)	.29% A	.25%	.16%	.25%	.67%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,436	$ 4,319	$ 4,672	$ 4,627	$ 4,794	$ 10,139
Portfolio turnover rate F	126% A	182%	186%	243%	157%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.06	.10	.08	.08	.03
Net realized and unrealized gain (loss)	3.47	1.44	5.31	2.18	(8.45)
Total from investment operations	3.53	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 29.01	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B, C	13.86%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.83% A	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.83% A	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.83% A	.74%	.68%	.54%	.65% A
Net investment income (loss)	.45% A	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,208	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	126% A	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,067,808
Gross unrealized depreciation	(139,501)
Net unrealized appreciation (depreciation) on securities and other investments	$ 928,307

Tax cost	$ 4,842,155

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (131,261)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,074,780 and $3,871,222, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 4,397.21
Class K	253.05
	$ 4,650

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $126 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,641. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,192, including $86 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $191 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Capital Appreciation	$ 7,160	$ 3,856
Class K	2,927	1,860
Total	$ 10,087	$ 5,716

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Capital Appreciation
Shares sold	8,951	18,860	$ 241,604	$ 481,703
Reinvestment of distributions	278	148	6,866	3,700
Shares redeemed	(25,369)	(44,166)	(667,893)	(1,127,770)
Net increase (decrease)	(16,140)	(25,158)	$ (419,423)	$ (642,367)
Class K
Shares sold	12,387	10,289	$ 332,415	$ 263,401
Reinvestment of distributions	118	74	2,927	1,860
Shares redeemed	(4,330)	(6,424)	(114,101)	(163,860)
Net increase (decrease)	8,175	3,939	$ 221,241	$ 101,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

CAF-K-USAN-0612
1.863092.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Disciplined Equity	.57%
Actual		$ 1,000.00	$ 1,117.60	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,022.03	$ 2.87
Class K	.42%
Actual		$ 1,000.00	$ 1,118.50	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.11
Class F	.37%
Actual		$ 1,000.00	$ 1,118.90	$ 1.95
Hypothetical A		$ 1,000.00	$ 1,023.02	$ 1.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.7
Wells Fargo & Co.	4.3	3.3
General Electric Co.	4.2	3.7
IBM Corp.	3.5	2.0
Amgen, Inc.	3.4	2.0
Hewlett-Packard Co.	3.3	3.4
JPMorgan Chase & Co.	3.2	4.0
Visa, Inc. Class A	3.1	0.0
Cisco Systems, Inc.	3.0	0.5
UnitedHealth Group, Inc.	2.8	2.4
	35.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	19.3
Financials	13.2	13.8
Health Care	11.6	11.3
Industrials	10.6	9.7
Energy	10.4	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 98.7%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.4%	** Foreign investments	12.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Delphi Automotive PLC	300,000	$ 9,207
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	400,000	22,196
Wyndham Worldwide Corp.	2,000,000	100,680
		122,876
Internet & Catalog Retail - 1.3%
Expedia, Inc.	1,000,000	42,630
Priceline.com, Inc. (a)	100,000	76,082
		118,712
Media - 1.0%
CBS Corp. Class B	2,600,000	86,710
Specialty Retail - 2.9%
Home Depot, Inc.	3,700,000	191,623
Lowe's Companies, Inc.	2,300,000	72,381
		264,004
Textiles, Apparel & Luxury Goods - 1.6%
Iconix Brand Group, Inc. (a)	500,000	7,670
PVH Corp.	1,560,202	138,546
		146,216
TOTAL CONSUMER DISCRETIONARY		747,725
CONSUMER STAPLES - 9.6%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	3,338,240	240,623
SABMiller PLC	1,100,000	46,215
		286,838
Food Products - 1.2%
Kraft Foods, Inc. Class A	2,400,000	95,688
TreeHouse Foods, Inc. (a)	200,000	11,502
		107,190
Household Products - 0.3%
Kimberly-Clark Corp.	300,000	23,541
Tobacco - 5.0%
Imperial Tobacco Group PLC	2,600,000	103,982
Japan Tobacco, Inc.	4,000	22,160
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	900,000	$ 121,761
Philip Morris International, Inc.	2,372,700	212,380
		460,283
TOTAL CONSUMER STAPLES		877,852
ENERGY - 10.4%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	900,000	68,184
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	3,977,700	423,865
CVR Energy, Inc. (a)	1,900,000	57,684
HollyFrontier Corp.	800,000	24,656
Marathon Oil Corp.	4,600,000	134,964
Marathon Petroleum Corp.	1,100,000	45,771
Tesoro Corp. (a)	2,386,200	55,479
Valero Energy Corp.	3,400,000	83,980
Western Refining, Inc.	1,400,000	26,670
Williams Companies, Inc.	700,000	23,821
		876,890
TOTAL ENERGY		945,074
FINANCIALS - 13.2%
Commercial Banks - 5.7%
U.S. Bancorp	4,000,000	128,680
Wells Fargo & Co.	11,710,300	391,475
		520,155
Consumer Finance - 2.3%
Capital One Financial Corp.	3,704,500	205,526
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	6,900,000	296,562
KKR Financial Holdings LLC	3,000,000	27,240
		323,802
Insurance - 1.3%
Lincoln National Corp.	2,100,000	52,017
MetLife, Inc.	600,000	21,618
Prudential Financial, Inc.	700,000	42,378
		116,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	600,000	$ 35,898
TOTAL FINANCIALS		1,201,394
HEALTH CARE - 11.6%
Biotechnology - 3.8%
Amgen, Inc.	4,374,000	311,035
Spectrum Pharmaceuticals, Inc. (a)(d)(f)	3,288,000	34,951
		345,986
Health Care Providers & Services - 5.7%
Aetna, Inc.	2,800,000	123,312
Community Health Systems, Inc. (a)	1,110,000	27,017
Humana, Inc.	1,500,000	121,020
UnitedHealth Group, Inc.	4,500,000	252,675
		524,024
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a)	1,100,000	56,133
Merck & Co., Inc.	3,400,000	133,416
		189,549
TOTAL HEALTH CARE		1,059,559
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.0%
Textron, Inc.	6,800,000	181,152
Airlines - 0.3%
Alaska Air Group, Inc. (a)	834,040	28,191
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	52,100	1,150
KBR, Inc.	2,600,000	88,036
Shaw Group, Inc. (a)	700,000	21,189
		110,375
Industrial Conglomerates - 4.2%
General Electric Co.	19,600,000	383,768
Machinery - 2.5%
Caterpillar, Inc.	900,000	92,493
Cummins, Inc.	500,000	57,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	1,200,000	$ 50,676
Timken Co.	400,000	22,604
		223,688
Professional Services - 0.4%
Towers Watson & Co.	500,000	32,700
TOTAL INDUSTRIALS		959,874
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	13,600,000	274,040
Computers & Peripherals - 5.9%
Apple, Inc. (a)	400,000	233,696
Hewlett-Packard Co.	12,250,000	303,310
		537,006
Internet Software & Services - 0.2%
Facebook, Inc. Class B (g)	493,371	15,181
IT Services - 9.1%
IBM Corp.	1,550,000	320,974
MasterCard, Inc. Class A	500,000	226,135
Visa, Inc. Class A	2,300,000	282,854
		829,963
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. (a)(d)	3,400,000	22,134
Samsung Electronics Co. Ltd.	40,000	49,198
		71,332
Software - 1.8%
Microsoft Corp.	5,213,802	166,946
TOTAL INFORMATION TECHNOLOGY		1,894,468
MATERIALS - 3.1%
Chemicals - 2.9%
CF Industries Holdings, Inc.	1,107,700	213,853
LyondellBasell Industries NV Class A	1,100,000	45,958
		259,811
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Commercial Metals Co.	1,500,000	$ 22,170
TOTAL MATERIALS		281,981
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
BT Group PLC	13,000,000	44,471
Nippon Telegraph & Telephone Corp. sponsored ADR	2,100,000	47,355
		91,826
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC sponsored ADR	5,532,300	153,964
TOTAL TELECOMMUNICATION SERVICES		245,790
UTILITIES - 2.6%
Electric Utilities - 1.0%
Edison International	600,000	26,406
El Paso Electric Co.	494,136	15,140
PNM Resources, Inc.	2,800,000	52,528
		94,074
Independent Power Producers & Energy Traders - 1.6%
The AES Corp. (a)	11,549,200	144,596
TOTAL UTILITIES		238,670
TOTAL COMMON STOCKS (Cost $7,807,990)		8,452,387
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Volkswagen AG (Cost $174,531)	1,010,700	191,463
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 7/12/12 (e) (Cost $14,098)	$ 14,100	$ 14,098
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	26,726,636	26,727
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	281,476,828	281,477
TOTAL MONEY MARKET FUNDS (Cost $308,204)		308,204
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $8,304,823)		8,966,152
NET OTHER ASSETS (LIABILITIES) - 1.6%		144,656
NET ASSETS - 100%		$ 9,110,808
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,028 CME E-mini S&P 500 Index Contracts	June 2012	$ 350,351	$ (1,044)
The face value of futures purchased as a percentage of net assets is 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,098,000.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,181,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	899
Total	$ 985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 48,622	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	47,577	-	-	34,951
Total	$ 66,943	$ 47,577	$ 48,622	$ 920	$ 34,951
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 939,188	$ 939,188	$ -	$ -
Consumer Staples	877,852	855,692	22,160	-
Energy	945,074	945,074	-	-
Financials	1,201,394	1,201,394	-	-
Health Care	1,059,559	1,059,559	-	-
Industrials	959,874	959,874	-	-
Information Technology	1,894,468	1,879,287	-	15,181
Materials	281,981	281,981	-	-
Telecommunication Services	245,790	201,319	44,471	-
Utilities	238,670	238,670	-	-
U.S. Government and Government Agency Obligations	14,098	-	14,098	-
Money Market Funds	308,204	308,204	-	-
Total Investments in Securities:	$ 8,966,152	$ 8,870,242	$ 80,729	$ 15,181
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,044)	$ (1,044)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,334
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,847
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,044)
Total Value of Derivatives	$ -	$ (1,044)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
United Kingdom	3.8%
Belgium	2.6%
Germany	2.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $264,073) - See accompanying schedule: Unaffiliated issuers (cost $7,949,042)	$ 8,622,997
Fidelity Central Funds (cost $308,204)	308,204
Other affiliated issuers (cost $47,577)	34,951
Total Investments (cost $8,304,823)		$ 8,966,152
Receivable for investments sold		499,355
Receivable for fund shares sold		4,749
Dividends receivable		7,260
Distributions receivable from Fidelity Central Funds		767
Prepaid expenses		9
Other receivables		694
Total assets		9,478,986

Liabilities
Payable to custodian bank	$ 127
Payable for investments purchased	78,898
Payable for fund shares redeemed	2,992
Accrued management fee	2,436
Payable for daily variation margin on futures contracts	797
Other affiliated payables	1,114
Other payables and accrued expenses	337
Collateral on securities loaned, at value	281,477
Total liabilities		368,178

Net Assets		$ 9,110,808
Net Assets consist of:
Paid in capital		$ 10,259,405
Undistributed net investment income		48,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,857,733)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		660,297
Net Assets		$ 9,110,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($5,709,088 ÷ 237,850 shares)	$ 24.00

Class K: Net Asset Value, offering price and redemption price per share ($136,964 ÷ 5,707 shares)	$ 24.00

Class F: Net Asset Value, offering price and redemption price per share ($3,264,756 ÷ 136,125 shares)	$ 23.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 118,900
Interest		1
Income from Fidelity Central Funds		985
Total income		119,886

Expenses
Management fee Basic fee	$ 27,568
Performance adjustment	(10,435)
Transfer agent fees	6,807
Accounting and security lending fees	651
Custodian fees and expenses	119
Independent trustees' compensation	31
Registration fees	34
Audit	42
Legal	22
Interest	2
Miscellaneous	48
Total expenses before reductions	24,889
Expense reductions	(717)	24,172
Net investment income (loss)		95,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,844
Other affiliated issuers	(3,946)
Foreign currency transactions	(1,225)
Futures contracts	624
Total net realized gain (loss)		397,297
Change in net unrealized appreciation (depreciation) on: Investment securities	655,098
Assets and liabilities in foreign currencies	118
Futures contracts	(1,044)
Total change in net unrealized appreciation (depreciation)		654,172
Net gain (loss)		1,051,469
Net increase (decrease) in net assets resulting from operations		$ 1,147,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,714	$ 134,929
Net realized gain (loss)	397,297	674,729
Change in net unrealized appreciation (depreciation)	654,172	(592,538)
Net increase (decrease) in net assets resulting from operations	1,147,183	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(1,907,972)	(532,409)
Total increase (decrease) in net assets	(910,474)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $48,839 and undistributed net investment income of $102,810, respectively)	$ 9,110,808	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Income from Investment Operations
Net investment income (loss)D	.21	.28	.18	.24	.29	.27
Net realized and unrealized gain (loss)	2.31	.05	1.99	.96	(12.19)	4.95
Total from investment operations	2.52	.33	2.17	1.20	(11.90)	5.22
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)	(.19)
Distributions from net realized gain	-	-	-	-	(2.43)	(2.49)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)	(2.68)
Net asset value, end of period	$ 24.00	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Total Return B,C	11.76%	1.51%	11.05%	6.64%	(38.68)%	18.42%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of fee waivers, if any	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of all reductions	.56% A	.58%	.68%	.83%	.87%	.90%
Net investment income (loss)	1.87% A	1.22%	.85%	1.37%	1.10%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 5,709	$ 7,233	$ 8,943	$ 10,530	$ 9,804	$ 11,482
Portfolio turnover rate F	125% A	153%	146%	200%	186%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.23	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.31	.06	1.99	.96	(8.71)
Total from investment operations	2.54	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.00	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	11.85%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.42% A	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.42% A	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.40% A	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.02% A	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	125% A	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.24	.32	.22	.02
Net realized and unrealized gain (loss)	2.31	.05	2.00	2.20
Total from investment operations	2.55	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 23.98	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	11.89%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.37% A	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.37% A	.38%	.47%	.50% A
Expenses net of all reductions	.35% A	.37%	.45%	.49% A
Net investment income (loss)	2.08% A	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,265	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	125% A	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2 . For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 924,658
Gross unrealized depreciation	(289,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,887

Tax cost	$ 8,331,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (205,717)
2017	(1,998,184)
Total capital loss carryforward	$ (2,203,901)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $624 and a change in net unrealized appreciation (depreciation) of $(1,044) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,007,641 and $8,256,891, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 6,777.21
Class K	30.05
	$ 6,807

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,809.38%		$ 2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $899, including $4 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $717 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Disciplined Equity
Shares sold	7,649	41,487	$ 173,157	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(106,402)	(126,148)	(2,442,639)	(2,865,193)
Net increase (decrease)	(94,113)	(80,780)	$ (2,170,274)	$ (1,846,238)
Class K
Shares sold	2,410	2,553	$ 54,803	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(1,146)	(4,762)	(26,369)	(109,108)
Net increase (decrease)	1,337	(2,132)	$ 29,988	$ (48,740)
Class F
Shares sold	43,475	75,199	$ 970,724	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(33,110)	(15,144)	(786,396)	(341,036)
Net increase (decrease)	12,613	60,848	$ 232,314	$ 1,362,569

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other - continued

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 81% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FDE-USAN-0612
1.784913.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Disciplined Equity

Fund -
Class F

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Disciplined Equity	.57%
Actual		$ 1,000.00	$ 1,117.60	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,022.03	$ 2.87
Class K	.42%
Actual		$ 1,000.00	$ 1,118.50	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.11
Class F	.37%
Actual		$ 1,000.00	$ 1,118.90	$ 1.95
Hypothetical A		$ 1,000.00	$ 1,023.02	$ 1.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.7
Wells Fargo & Co.	4.3	3.3
General Electric Co.	4.2	3.7
IBM Corp.	3.5	2.0
Amgen, Inc.	3.4	2.0
Hewlett-Packard Co.	3.3	3.4
JPMorgan Chase & Co.	3.2	4.0
Visa, Inc. Class A	3.1	0.0
Cisco Systems, Inc.	3.0	0.5
UnitedHealth Group, Inc.	2.8	2.4
	35.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	19.3
Financials	13.2	13.8
Health Care	11.6	11.3
Industrials	10.6	9.7
Energy	10.4	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 98.7%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.4%	** Foreign investments	12.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Delphi Automotive PLC	300,000	$ 9,207
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	400,000	22,196
Wyndham Worldwide Corp.	2,000,000	100,680
		122,876
Internet & Catalog Retail - 1.3%
Expedia, Inc.	1,000,000	42,630
Priceline.com, Inc. (a)	100,000	76,082
		118,712
Media - 1.0%
CBS Corp. Class B	2,600,000	86,710
Specialty Retail - 2.9%
Home Depot, Inc.	3,700,000	191,623
Lowe's Companies, Inc.	2,300,000	72,381
		264,004
Textiles, Apparel & Luxury Goods - 1.6%
Iconix Brand Group, Inc. (a)	500,000	7,670
PVH Corp.	1,560,202	138,546
		146,216
TOTAL CONSUMER DISCRETIONARY		747,725
CONSUMER STAPLES - 9.6%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	3,338,240	240,623
SABMiller PLC	1,100,000	46,215
		286,838
Food Products - 1.2%
Kraft Foods, Inc. Class A	2,400,000	95,688
TreeHouse Foods, Inc. (a)	200,000	11,502
		107,190
Household Products - 0.3%
Kimberly-Clark Corp.	300,000	23,541
Tobacco - 5.0%
Imperial Tobacco Group PLC	2,600,000	103,982
Japan Tobacco, Inc.	4,000	22,160
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	900,000	$ 121,761
Philip Morris International, Inc.	2,372,700	212,380
		460,283
TOTAL CONSUMER STAPLES		877,852
ENERGY - 10.4%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	900,000	68,184
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	3,977,700	423,865
CVR Energy, Inc. (a)	1,900,000	57,684
HollyFrontier Corp.	800,000	24,656
Marathon Oil Corp.	4,600,000	134,964
Marathon Petroleum Corp.	1,100,000	45,771
Tesoro Corp. (a)	2,386,200	55,479
Valero Energy Corp.	3,400,000	83,980
Western Refining, Inc.	1,400,000	26,670
Williams Companies, Inc.	700,000	23,821
		876,890
TOTAL ENERGY		945,074
FINANCIALS - 13.2%
Commercial Banks - 5.7%
U.S. Bancorp	4,000,000	128,680
Wells Fargo & Co.	11,710,300	391,475
		520,155
Consumer Finance - 2.3%
Capital One Financial Corp.	3,704,500	205,526
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	6,900,000	296,562
KKR Financial Holdings LLC	3,000,000	27,240
		323,802
Insurance - 1.3%
Lincoln National Corp.	2,100,000	52,017
MetLife, Inc.	600,000	21,618
Prudential Financial, Inc.	700,000	42,378
		116,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	600,000	$ 35,898
TOTAL FINANCIALS		1,201,394
HEALTH CARE - 11.6%
Biotechnology - 3.8%
Amgen, Inc.	4,374,000	311,035
Spectrum Pharmaceuticals, Inc. (a)(d)(f)	3,288,000	34,951
		345,986
Health Care Providers & Services - 5.7%
Aetna, Inc.	2,800,000	123,312
Community Health Systems, Inc. (a)	1,110,000	27,017
Humana, Inc.	1,500,000	121,020
UnitedHealth Group, Inc.	4,500,000	252,675
		524,024
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a)	1,100,000	56,133
Merck & Co., Inc.	3,400,000	133,416
		189,549
TOTAL HEALTH CARE		1,059,559
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.0%
Textron, Inc.	6,800,000	181,152
Airlines - 0.3%
Alaska Air Group, Inc. (a)	834,040	28,191
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	52,100	1,150
KBR, Inc.	2,600,000	88,036
Shaw Group, Inc. (a)	700,000	21,189
		110,375
Industrial Conglomerates - 4.2%
General Electric Co.	19,600,000	383,768
Machinery - 2.5%
Caterpillar, Inc.	900,000	92,493
Cummins, Inc.	500,000	57,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	1,200,000	$ 50,676
Timken Co.	400,000	22,604
		223,688
Professional Services - 0.4%
Towers Watson & Co.	500,000	32,700
TOTAL INDUSTRIALS		959,874
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	13,600,000	274,040
Computers & Peripherals - 5.9%
Apple, Inc. (a)	400,000	233,696
Hewlett-Packard Co.	12,250,000	303,310
		537,006
Internet Software & Services - 0.2%
Facebook, Inc. Class B (g)	493,371	15,181
IT Services - 9.1%
IBM Corp.	1,550,000	320,974
MasterCard, Inc. Class A	500,000	226,135
Visa, Inc. Class A	2,300,000	282,854
		829,963
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. (a)(d)	3,400,000	22,134
Samsung Electronics Co. Ltd.	40,000	49,198
		71,332
Software - 1.8%
Microsoft Corp.	5,213,802	166,946
TOTAL INFORMATION TECHNOLOGY		1,894,468
MATERIALS - 3.1%
Chemicals - 2.9%
CF Industries Holdings, Inc.	1,107,700	213,853
LyondellBasell Industries NV Class A	1,100,000	45,958
		259,811
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Commercial Metals Co.	1,500,000	$ 22,170
TOTAL MATERIALS		281,981
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
BT Group PLC	13,000,000	44,471
Nippon Telegraph & Telephone Corp. sponsored ADR	2,100,000	47,355
		91,826
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC sponsored ADR	5,532,300	153,964
TOTAL TELECOMMUNICATION SERVICES		245,790
UTILITIES - 2.6%
Electric Utilities - 1.0%
Edison International	600,000	26,406
El Paso Electric Co.	494,136	15,140
PNM Resources, Inc.	2,800,000	52,528
		94,074
Independent Power Producers & Energy Traders - 1.6%
The AES Corp. (a)	11,549,200	144,596
TOTAL UTILITIES		238,670
TOTAL COMMON STOCKS (Cost $7,807,990)		8,452,387
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Volkswagen AG (Cost $174,531)	1,010,700	191,463
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 7/12/12 (e) (Cost $14,098)	$ 14,100	$ 14,098
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	26,726,636	26,727
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	281,476,828	281,477
TOTAL MONEY MARKET FUNDS (Cost $308,204)		308,204
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $8,304,823)		8,966,152
NET OTHER ASSETS (LIABILITIES) - 1.6%		144,656
NET ASSETS - 100%		$ 9,110,808
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,028 CME E-mini S&P 500 Index Contracts	June 2012	$ 350,351	$ (1,044)
The face value of futures purchased as a percentage of net assets is 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,098,000.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,181,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	899
Total	$ 985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 48,622	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	47,577	-	-	34,951
Total	$ 66,943	$ 47,577	$ 48,622	$ 920	$ 34,951
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 939,188	$ 939,188	$ -	$ -
Consumer Staples	877,852	855,692	22,160	-
Energy	945,074	945,074	-	-
Financials	1,201,394	1,201,394	-	-
Health Care	1,059,559	1,059,559	-	-
Industrials	959,874	959,874	-	-
Information Technology	1,894,468	1,879,287	-	15,181
Materials	281,981	281,981	-	-
Telecommunication Services	245,790	201,319	44,471	-
Utilities	238,670	238,670	-	-
U.S. Government and Government Agency Obligations	14,098	-	14,098	-
Money Market Funds	308,204	308,204	-	-
Total Investments in Securities:	$ 8,966,152	$ 8,870,242	$ 80,729	$ 15,181
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,044)	$ (1,044)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,334
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,847
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,044)
Total Value of Derivatives	$ -	$ (1,044)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
United Kingdom	3.8%
Belgium	2.6%
Germany	2.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $264,073) - See accompanying schedule: Unaffiliated issuers (cost $7,949,042)	$ 8,622,997
Fidelity Central Funds (cost $308,204)	308,204
Other affiliated issuers (cost $47,577)	34,951
Total Investments (cost $8,304,823)		$ 8,966,152
Receivable for investments sold		499,355
Receivable for fund shares sold		4,749
Dividends receivable		7,260
Distributions receivable from Fidelity Central Funds		767
Prepaid expenses		9
Other receivables		694
Total assets		9,478,986

Liabilities
Payable to custodian bank	$ 127
Payable for investments purchased	78,898
Payable for fund shares redeemed	2,992
Accrued management fee	2,436
Payable for daily variation margin on futures contracts	797
Other affiliated payables	1,114
Other payables and accrued expenses	337
Collateral on securities loaned, at value	281,477
Total liabilities		368,178

Net Assets		$ 9,110,808
Net Assets consist of:
Paid in capital		$ 10,259,405
Undistributed net investment income		48,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,857,733)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		660,297
Net Assets		$ 9,110,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($5,709,088 ÷ 237,850 shares)	$ 24.00

Class K: Net Asset Value, offering price and redemption price per share ($136,964 ÷ 5,707 shares)	$ 24.00

Class F: Net Asset Value, offering price and redemption price per share ($3,264,756 ÷ 136,125 shares)	$ 23.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 118,900
Interest		1
Income from Fidelity Central Funds		985
Total income		119,886

Expenses
Management fee Basic fee	$ 27,568
Performance adjustment	(10,435)
Transfer agent fees	6,807
Accounting and security lending fees	651
Custodian fees and expenses	119
Independent trustees' compensation	31
Registration fees	34
Audit	42
Legal	22
Interest	2
Miscellaneous	48
Total expenses before reductions	24,889
Expense reductions	(717)	24,172
Net investment income (loss)		95,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,844
Other affiliated issuers	(3,946)
Foreign currency transactions	(1,225)
Futures contracts	624
Total net realized gain (loss)		397,297
Change in net unrealized appreciation (depreciation) on: Investment securities	655,098
Assets and liabilities in foreign currencies	118
Futures contracts	(1,044)
Total change in net unrealized appreciation (depreciation)		654,172
Net gain (loss)		1,051,469
Net increase (decrease) in net assets resulting from operations		$ 1,147,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,714	$ 134,929
Net realized gain (loss)	397,297	674,729
Change in net unrealized appreciation (depreciation)	654,172	(592,538)
Net increase (decrease) in net assets resulting from operations	1,147,183	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(1,907,972)	(532,409)
Total increase (decrease) in net assets	(910,474)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $48,839 and undistributed net investment income of $102,810, respectively)	$ 9,110,808	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Income from Investment Operations
Net investment income (loss)D	.21	.28	.18	.24	.29	.27
Net realized and unrealized gain (loss)	2.31	.05	1.99	.96	(12.19)	4.95
Total from investment operations	2.52	.33	2.17	1.20	(11.90)	5.22
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)	(.19)
Distributions from net realized gain	-	-	-	-	(2.43)	(2.49)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)	(2.68)
Net asset value, end of period	$ 24.00	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Total Return B,C	11.76%	1.51%	11.05%	6.64%	(38.68)%	18.42%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of fee waivers, if any	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of all reductions	.56% A	.58%	.68%	.83%	.87%	.90%
Net investment income (loss)	1.87% A	1.22%	.85%	1.37%	1.10%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 5,709	$ 7,233	$ 8,943	$ 10,530	$ 9,804	$ 11,482
Portfolio turnover rate F	125% A	153%	146%	200%	186%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.23	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.31	.06	1.99	.96	(8.71)
Total from investment operations	2.54	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.00	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	11.85%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.42% A	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.42% A	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.40% A	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.02% A	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	125% A	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.24	.32	.22	.02
Net realized and unrealized gain (loss)	2.31	.05	2.00	2.20
Total from investment operations	2.55	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 23.98	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	11.89%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.37% A	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.37% A	.38%	.47%	.50% A
Expenses net of all reductions	.35% A	.37%	.45%	.49% A
Net investment income (loss)	2.08% A	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,265	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	125% A	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2 . For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 924,658
Gross unrealized depreciation	(289,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,887

Tax cost	$ 8,331,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (205,717)
2017	(1,998,184)
Total capital loss carryforward	$ (2,203,901)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $624 and a change in net unrealized appreciation (depreciation) of $(1,044) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,007,641 and $8,256,891, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 6,777.21
Class K	30.05
	$ 6,807

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,809.38%		$ 2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $899, including $4 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $717 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Disciplined Equity
Shares sold	7,649	41,487	$ 173,157	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(106,402)	(126,148)	(2,442,639)	(2,865,193)
Net increase (decrease)	(94,113)	(80,780)	$ (2,170,274)	$ (1,846,238)
Class K
Shares sold	2,410	2,553	$ 54,803	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(1,146)	(4,762)	(26,369)	(109,108)
Net increase (decrease)	1,337	(2,132)	$ 29,988	$ (48,740)
Class F
Shares sold	43,475	75,199	$ 970,724	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(33,110)	(15,144)	(786,396)	(341,036)
Net increase (decrease)	12,613	60,848	$ 232,314	$ 1,362,569

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other - continued

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 81% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-F-SANN-0612
1.891699.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Disciplined Equity

Fund -
Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Disciplined Equity	.57%
Actual		$ 1,000.00	$ 1,117.60	$ 3.00
Hypothetical A		$ 1,000.00	$ 1,022.03	$ 2.87
Class K	.42%
Actual		$ 1,000.00	$ 1,118.50	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,022.77	$ 2.11
Class F	.37%
Actual		$ 1,000.00	$ 1,118.90	$ 1.95
Hypothetical A		$ 1,000.00	$ 1,023.02	$ 1.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.6	4.7
Wells Fargo & Co.	4.3	3.3
General Electric Co.	4.2	3.7
IBM Corp.	3.5	2.0
Amgen, Inc.	3.4	2.0
Hewlett-Packard Co.	3.3	3.4
JPMorgan Chase & Co.	3.2	4.0
Visa, Inc. Class A	3.1	0.0
Cisco Systems, Inc.	3.0	0.5
UnitedHealth Group, Inc.	2.8	2.4
	35.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	19.3
Financials	13.2	13.8
Health Care	11.6	11.3
Industrials	10.6	9.7
Energy	10.4	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 98.7%		Stocks 98.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.8%
* Foreign investments	11.4%	** Foreign investments	12.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.1%
Delphi Automotive PLC	300,000	$ 9,207
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	400,000	22,196
Wyndham Worldwide Corp.	2,000,000	100,680
		122,876
Internet & Catalog Retail - 1.3%
Expedia, Inc.	1,000,000	42,630
Priceline.com, Inc. (a)	100,000	76,082
		118,712
Media - 1.0%
CBS Corp. Class B	2,600,000	86,710
Specialty Retail - 2.9%
Home Depot, Inc.	3,700,000	191,623
Lowe's Companies, Inc.	2,300,000	72,381
		264,004
Textiles, Apparel & Luxury Goods - 1.6%
Iconix Brand Group, Inc. (a)	500,000	7,670
PVH Corp.	1,560,202	138,546
		146,216
TOTAL CONSUMER DISCRETIONARY		747,725
CONSUMER STAPLES - 9.6%
Beverages - 3.1%
Anheuser-Busch InBev SA NV (d)	3,338,240	240,623
SABMiller PLC	1,100,000	46,215
		286,838
Food Products - 1.2%
Kraft Foods, Inc. Class A	2,400,000	95,688
TreeHouse Foods, Inc. (a)	200,000	11,502
		107,190
Household Products - 0.3%
Kimberly-Clark Corp.	300,000	23,541
Tobacco - 5.0%
Imperial Tobacco Group PLC	2,600,000	103,982
Japan Tobacco, Inc.	4,000	22,160
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	900,000	$ 121,761
Philip Morris International, Inc.	2,372,700	212,380
		460,283
TOTAL CONSUMER STAPLES		877,852
ENERGY - 10.4%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc.	900,000	68,184
Oil, Gas & Consumable Fuels - 9.6%
Chevron Corp.	3,977,700	423,865
CVR Energy, Inc. (a)	1,900,000	57,684
HollyFrontier Corp.	800,000	24,656
Marathon Oil Corp.	4,600,000	134,964
Marathon Petroleum Corp.	1,100,000	45,771
Tesoro Corp. (a)	2,386,200	55,479
Valero Energy Corp.	3,400,000	83,980
Western Refining, Inc.	1,400,000	26,670
Williams Companies, Inc.	700,000	23,821
		876,890
TOTAL ENERGY		945,074
FINANCIALS - 13.2%
Commercial Banks - 5.7%
U.S. Bancorp	4,000,000	128,680
Wells Fargo & Co.	11,710,300	391,475
		520,155
Consumer Finance - 2.3%
Capital One Financial Corp.	3,704,500	205,526
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	6,900,000	296,562
KKR Financial Holdings LLC	3,000,000	27,240
		323,802
Insurance - 1.3%
Lincoln National Corp.	2,100,000	52,017
MetLife, Inc.	600,000	21,618
Prudential Financial, Inc.	700,000	42,378
		116,013
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	600,000	$ 35,898
TOTAL FINANCIALS		1,201,394
HEALTH CARE - 11.6%
Biotechnology - 3.8%
Amgen, Inc.	4,374,000	311,035
Spectrum Pharmaceuticals, Inc. (a)(d)(f)	3,288,000	34,951
		345,986
Health Care Providers & Services - 5.7%
Aetna, Inc.	2,800,000	123,312
Community Health Systems, Inc. (a)	1,110,000	27,017
Humana, Inc.	1,500,000	121,020
UnitedHealth Group, Inc.	4,500,000	252,675
		524,024
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a)	1,100,000	56,133
Merck & Co., Inc.	3,400,000	133,416
		189,549
TOTAL HEALTH CARE		1,059,559
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.0%
Textron, Inc.	6,800,000	181,152
Airlines - 0.3%
Alaska Air Group, Inc. (a)	834,040	28,191
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	52,100	1,150
KBR, Inc.	2,600,000	88,036
Shaw Group, Inc. (a)	700,000	21,189
		110,375
Industrial Conglomerates - 4.2%
General Electric Co.	19,600,000	383,768
Machinery - 2.5%
Caterpillar, Inc.	900,000	92,493
Cummins, Inc.	500,000	57,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Kennametal, Inc.	1,200,000	$ 50,676
Timken Co.	400,000	22,604
		223,688
Professional Services - 0.4%
Towers Watson & Co.	500,000	32,700
TOTAL INDUSTRIALS		959,874
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	13,600,000	274,040
Computers & Peripherals - 5.9%
Apple, Inc. (a)	400,000	233,696
Hewlett-Packard Co.	12,250,000	303,310
		537,006
Internet Software & Services - 0.2%
Facebook, Inc. Class B (g)	493,371	15,181
IT Services - 9.1%
IBM Corp.	1,550,000	320,974
MasterCard, Inc. Class A	500,000	226,135
Visa, Inc. Class A	2,300,000	282,854
		829,963
Semiconductors & Semiconductor Equipment - 0.8%
GT Advanced Technologies, Inc. (a)(d)	3,400,000	22,134
Samsung Electronics Co. Ltd.	40,000	49,198
		71,332
Software - 1.8%
Microsoft Corp.	5,213,802	166,946
TOTAL INFORMATION TECHNOLOGY		1,894,468
MATERIALS - 3.1%
Chemicals - 2.9%
CF Industries Holdings, Inc.	1,107,700	213,853
LyondellBasell Industries NV Class A	1,100,000	45,958
		259,811
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Commercial Metals Co.	1,500,000	$ 22,170
TOTAL MATERIALS		281,981
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
BT Group PLC	13,000,000	44,471
Nippon Telegraph & Telephone Corp. sponsored ADR	2,100,000	47,355
		91,826
Wireless Telecommunication Services - 1.7%
Vodafone Group PLC sponsored ADR	5,532,300	153,964
TOTAL TELECOMMUNICATION SERVICES		245,790
UTILITIES - 2.6%
Electric Utilities - 1.0%
Edison International	600,000	26,406
El Paso Electric Co.	494,136	15,140
PNM Resources, Inc.	2,800,000	52,528
		94,074
Independent Power Producers & Energy Traders - 1.6%
The AES Corp. (a)	11,549,200	144,596
TOTAL UTILITIES		238,670
TOTAL COMMON STOCKS (Cost $7,807,990)		8,452,387
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Volkswagen AG (Cost $174,531)	1,010,700	191,463
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 7/12/12 (e) (Cost $14,098)	$ 14,100	$ 14,098
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	26,726,636	26,727
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	281,476,828	281,477
TOTAL MONEY MARKET FUNDS (Cost $308,204)		308,204
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $8,304,823)		8,966,152
NET OTHER ASSETS (LIABILITIES) - 1.6%		144,656
NET ASSETS - 100%		$ 9,110,808
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
5,028 CME E-mini S&P 500 Index Contracts	June 2012	$ 350,351	$ (1,044)
The face value of futures purchased as a percentage of net assets is 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,098,000.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,181,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 86
Fidelity Securities Lending Cash Central Fund	899
Total	$ 985
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 48,622	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	47,577	-	-	34,951
Total	$ 66,943	$ 47,577	$ 48,622	$ 920	$ 34,951
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 939,188	$ 939,188	$ -	$ -
Consumer Staples	877,852	855,692	22,160	-
Energy	945,074	945,074	-	-
Financials	1,201,394	1,201,394	-	-
Health Care	1,059,559	1,059,559	-	-
Industrials	959,874	959,874	-	-
Information Technology	1,894,468	1,879,287	-	15,181
Materials	281,981	281,981	-	-
Telecommunication Services	245,790	201,319	44,471	-
Utilities	238,670	238,670	-	-
U.S. Government and Government Agency Obligations	14,098	-	14,098	-
Money Market Funds	308,204	308,204	-	-
Total Investments in Securities:	$ 8,966,152	$ 8,870,242	$ 80,729	$ 15,181
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,044)	$ (1,044)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,334
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,847
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,044)
Total Value of Derivatives	$ -	$ (1,044)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
United Kingdom	3.8%
Belgium	2.6%
Germany	2.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $264,073) - See accompanying schedule: Unaffiliated issuers (cost $7,949,042)	$ 8,622,997
Fidelity Central Funds (cost $308,204)	308,204
Other affiliated issuers (cost $47,577)	34,951
Total Investments (cost $8,304,823)		$ 8,966,152
Receivable for investments sold		499,355
Receivable for fund shares sold		4,749
Dividends receivable		7,260
Distributions receivable from Fidelity Central Funds		767
Prepaid expenses		9
Other receivables		694
Total assets		9,478,986

Liabilities
Payable to custodian bank	$ 127
Payable for investments purchased	78,898
Payable for fund shares redeemed	2,992
Accrued management fee	2,436
Payable for daily variation margin on futures contracts	797
Other affiliated payables	1,114
Other payables and accrued expenses	337
Collateral on securities loaned, at value	281,477
Total liabilities		368,178

Net Assets		$ 9,110,808
Net Assets consist of:
Paid in capital		$ 10,259,405
Undistributed net investment income		48,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,857,733)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		660,297
Net Assets		$ 9,110,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($5,709,088 ÷ 237,850 shares)	$ 24.00

Class K: Net Asset Value, offering price and redemption price per share ($136,964 ÷ 5,707 shares)	$ 24.00

Class F: Net Asset Value, offering price and redemption price per share ($3,264,756 ÷ 136,125 shares)	$ 23.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 118,900
Interest		1
Income from Fidelity Central Funds		985
Total income		119,886

Expenses
Management fee Basic fee	$ 27,568
Performance adjustment	(10,435)
Transfer agent fees	6,807
Accounting and security lending fees	651
Custodian fees and expenses	119
Independent trustees' compensation	31
Registration fees	34
Audit	42
Legal	22
Interest	2
Miscellaneous	48
Total expenses before reductions	24,889
Expense reductions	(717)	24,172
Net investment income (loss)		95,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	401,844
Other affiliated issuers	(3,946)
Foreign currency transactions	(1,225)
Futures contracts	624
Total net realized gain (loss)		397,297
Change in net unrealized appreciation (depreciation) on: Investment securities	655,098
Assets and liabilities in foreign currencies	118
Futures contracts	(1,044)
Total change in net unrealized appreciation (depreciation)		654,172
Net gain (loss)		1,051,469
Net increase (decrease) in net assets resulting from operations		$ 1,147,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,714	$ 134,929
Net realized gain (loss)	397,297	674,729
Change in net unrealized appreciation (depreciation)	654,172	(592,538)
Net increase (decrease) in net assets resulting from operations	1,147,183	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(1,907,972)	(532,409)
Total increase (decrease) in net assets	(910,474)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $48,839 and undistributed net investment income of $102,810, respectively)	$ 9,110,808	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37	$ 30.83
Income from Investment Operations
Net investment income (loss)D	.21	.28	.18	.24	.29	.27
Net realized and unrealized gain (loss)	2.31	.05	1.99	.96	(12.19)	4.95
Total from investment operations	2.52	.33	2.17	1.20	(11.90)	5.22
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)	(.19)
Distributions from net realized gain	-	-	-	-	(2.43)	(2.49)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)	(2.68)
Net asset value, end of period	$ 24.00	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Total Return B,C	11.76%	1.51%	11.05%	6.64%	(38.68)%	18.42%
Ratios to Average Net Assets E,G
Expenses before reductions	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of fee waivers, if any	.57% A	.59%	.70%	.84%	.87%	.91%
Expenses net of all reductions	.56% A	.58%	.68%	.83%	.87%	.90%
Net investment income (loss)	1.87% A	1.22%	.85%	1.37%	1.10%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 5,709	$ 7,233	$ 8,943	$ 10,530	$ 9,804	$ 11,482
Portfolio turnover rate F	125% A	153%	146%	200%	186%	152%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.23	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.31	.06	1.99	.96	(8.71)
Total from investment operations	2.54	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.00	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	11.85%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.42% A	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.42% A	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.40% A	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.02% A	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 137	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	125% A	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.24	.32	.22	.02
Net realized and unrealized gain (loss)	2.31	.05	2.00	2.20
Total from investment operations	2.55	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 23.98	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	11.89%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.37% A	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.37% A	.38%	.47%	.50% A
Expenses net of all reductions	.35% A	.37%	.45%	.49% A
Net investment income (loss)	2.08% A	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,265	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	125% A	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2 . For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 924,658
Gross unrealized depreciation	(289,771)
Net unrealized appreciation (depreciation) on securities and other investments	$ 634,887

Tax cost	$ 8,331,265

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (205,717)
2017	(1,998,184)
Total capital loss carryforward	$ (2,203,901)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $624 and a change in net unrealized appreciation (depreciation) of $(1,044) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,007,641 and $8,256,891, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 6,777.21
Class K	30.05
	$ 6,807

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,809.38%		$ 2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $899, including $4 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $717 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Disciplined Equity
Shares sold	7,649	41,487	$ 173,157	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(106,402)	(126,148)	(2,442,639)	(2,865,193)
Net increase (decrease)	(94,113)	(80,780)	$ (2,170,274)	$ (1,846,238)
Class K
Shares sold	2,410	2,553	$ 54,803	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(1,146)	(4,762)	(26,369)	(109,108)
Net increase (decrease)	1,337	(2,132)	$ 29,988	$ (48,740)
Class F
Shares sold	43,475	75,199	$ 970,724	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(33,110)	(15,144)	(786,396)	(341,036)
Net increase (decrease)	12,613	60,848	$ 232,314	$ 1,362,569

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

13. Other - continued

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 81% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

FDE-K-USAN-0612
1.863078.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	.92%	$ 1,000.00	$ 1,127.50	$ 4.87
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.29	$ 4.62

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc.	7.2	1.8
MasterCard, Inc. Class A	6.8	3.8
Intuit, Inc.	5.5	5.2
Wells Fargo & Co.	4.7	0.0
Estee Lauder Companies, Inc. Class A	4.7	2.1
TJX Companies, Inc.	4.4	2.1
Fifth Third Bancorp	4.1	1.0
UnitedHealth Group, Inc.	3.7	2.2
Biogen Idec, Inc.	3.3	1.8
Pioneer Natural Resources Co.	3.2	0.0
	47.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.0	19.7
Consumer Discretionary	16.8	12.5
Financials	12.5	15.9
Health Care	9.8	13.8
Industrials	9.0	9.4
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 99.4%		Stocks 99.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	1.8%	** Foreign investments	6.7%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 6.0%
Las Vegas Sands Corp.	124,000	$ 6,880,760
Wyndham Worldwide Corp.	188,000	9,463,920
Yum! Brands, Inc.	205,000	14,909,650
		31,254,330
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	15,000	3,478,500
Media - 1.6%
Comcast Corp. Class A	114,000	3,457,620
Discovery Communications, Inc. (a)	87,000	4,734,540
		8,192,160
Multiline Retail - 0.9%
Dollar General Corp. (a)	103,000	4,888,380
Specialty Retail - 5.7%
Cabela's, Inc. Class A (a)	175,000	6,616,750
TJX Companies, Inc.	547,000	22,815,370
		29,432,120
Textiles, Apparel & Luxury Goods - 1.9%
Brunello Cucinelli SpA	2,000	31,771
G-III Apparel Group Ltd. (a)	366,957	9,852,795
		9,884,566
TOTAL CONSUMER DISCRETIONARY		87,130,056
CONSUMER STAPLES - 8.1%
Beverages - 2.2%
Anheuser-Busch InBev SA NV (d)	131,000	9,442,599
The Coca-Cola Co.	25,000	1,908,000
		11,350,599
Personal Products - 4.7%
Estee Lauder Companies, Inc. Class A	374,200	24,453,970
Tobacco - 1.2%
Lorillard, Inc.	48,000	6,493,920
TOTAL CONSUMER STAPLES		42,298,489
ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Continental Resources, Inc. (a)(d)	18,000	1,606,500
Marathon Petroleum Corp.	219,000	9,112,590
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	118,771	$ 11,796,336
Pioneer Natural Resources Co.	143,000	16,562,260
Williams Companies, Inc.	186,300	6,339,789
		45,417,475
FINANCIALS - 12.5%
Commercial Banks - 9.5%
Fifth Third Bancorp	1,495,000	21,273,850
SVB Financial Group (a)	56,500	3,621,085
Wells Fargo & Co.	736,000	24,604,480
		49,499,415
Insurance - 0.9%
American International Group, Inc. (a)	138,000	4,696,140
Real Estate Investment Trusts - 2.1%
American Tower Corp.	162,000	10,623,960
TOTAL FINANCIALS		64,819,515
HEALTH CARE - 9.8%
Biotechnology - 5.7%
Amgen, Inc.	100,000	7,111,000
Biogen Idec, Inc. (a)	126,300	16,925,463
Gilead Sciences, Inc. (a)	64,000	3,328,640
Medivation, Inc. (a)	27,500	2,224,200
		29,589,303
Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	342,700	19,242,605
Pharmaceuticals - 0.4%
Perrigo Co.	18,000	1,888,200
TOTAL HEALTH CARE		50,720,108
INDUSTRIALS - 9.0%
Machinery - 1.0%
Cummins, Inc.	8,800	1,019,304
Manitowoc Co., Inc.	117,000	1,620,450
Timken Co.	42,000	2,373,420
		5,013,174
Professional Services - 0.3%
Equifax, Inc.	35,000	1,603,700
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 4.4%
Kansas City Southern	201,000	$ 15,481,020
Union Pacific Corp.	67,000	7,533,480
		23,014,500
Trading Companies & Distributors - 3.3%
United Rentals, Inc. (a)(d)	113,000	5,274,840
WESCO International, Inc. (a)	179,000	11,883,810
		17,158,650
TOTAL INDUSTRIALS		46,790,024
INFORMATION TECHNOLOGY - 31.0%
Computers & Peripherals - 3.1%
Apple, Inc. (a)	27,300	15,949,752
IT Services - 8.9%
IBM Corp.	52,000	10,768,160
MasterCard, Inc. Class A	78,200	35,367,514
		46,135,674
Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)	32,400	887,112
Software - 18.8%
Citrix Systems, Inc. (a)	437,940	37,492,044
Fair Isaac Corp.	185,000	7,936,500
Intuit, Inc.	490,000	28,405,300
Microsoft Corp.	307,000	9,830,140
salesforce.com, Inc. (a)	90,700	14,124,711
		97,788,695
TOTAL INFORMATION TECHNOLOGY		160,761,233
MATERIALS - 1.3%
Chemicals - 1.3%
W.R. Grace & Co. (a)	112,000	6,676,320
UTILITIES - 2.1%
Multi-Utilities - 2.1%
Sempra Energy	167,000	10,811,580
TOTAL COMMON STOCKS (Cost $441,709,040)		515,424,800
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,842,693	$ 1,842,693
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	15,898,050	15,898,050
TOTAL MONEY MARKET FUNDS (Cost $17,740,743)		17,740,743
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $459,449,783)		533,165,543
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(14,307,350)
NET ASSETS - 100%		$ 518,858,193
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,124
Fidelity Securities Lending Cash Central Fund	29,881
Total	$ 32,005
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,139,561) - See accompanying schedule: Unaffiliated issuers (cost $441,709,040)	$ 515,424,800
Fidelity Central Funds (cost $17,740,743)	17,740,743
Total Investments (cost $459,449,783)		$ 533,165,543
Receivable for investments sold		16,313,828
Receivable for fund shares sold		1,817,393
Dividends receivable		291,271
Distributions receivable from Fidelity Central Funds		14,798
Prepaid expenses		747
Other receivables		15,502
Total assets		551,619,082

Liabilities
Payable for investments purchased	$ 14,991,853
Payable for fund shares redeemed	1,445,305
Accrued management fee	285,955
Other affiliated payables	111,926
Other payables and accrued expenses	27,800
Collateral on securities loaned, at value	15,898,050
Total liabilities		32,760,889

Net Assets		$ 518,858,193
Net Assets consist of:
Paid in capital		$ 438,346,594
Distributions in excess of net investment income		(251,471)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,047,317
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,715,753
Net Assets, for 32,987,515 shares outstanding		$ 518,858,193
Net Asset Value, offering price and redemption price per share ($518,858,193 ÷ 32,987,515 shares)		$ 15.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,919,437
Interest		19
Income from Fidelity Central Funds		32,005
Total income		2,951,461

Expenses
Management fee Basic fee	$ 1,507,470
Performance adjustment	199,518
Transfer agent fees	604,566
Accounting and security lending fees	104,161
Custodian fees and expenses	21,532
Independent trustees' compensation	1,686
Registration fees	27,409
Audit	21,940
Legal	972
Interest	48
Miscellaneous	3,175
Total expenses before reductions	2,492,477
Expense reductions	(34,901)	2,457,576
Net investment income (loss)		493,885
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,729,909
Foreign currency transactions	6,878
Total net realized gain (loss)		39,736,787
Change in net unrealized appreciation (depreciation) on: Investment securities	22,043,754
Assets and liabilities in foreign currencies	(298)
Total change in net unrealized appreciation (depreciation)		22,043,456
Net gain (loss)		61,780,243
Net increase (decrease) in net assets resulting from operations		$ 62,274,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 493,885	$ 115,924
Net realized gain (loss)	39,736,787	(21,573,716)
Change in net unrealized appreciation (depreciation)	22,043,456	27,268,453
Net increase (decrease) in net assets resulting from operations	62,274,128	5,810,661
Distributions to shareholders from net investment income	(745,356)	-
Share transactions Proceeds from sales of shares	90,842,458	637,822,609
Reinvestment of distributions	711,323	-
Cost of shares redeemed	(251,949,766)	(173,576,728)
Net increase (decrease) in net assets resulting from share transactions	(160,395,985)	464,245,881
Total increase (decrease) in net assets	(98,867,213)	470,056,542

Net Assets
Beginning of period	617,725,406	147,668,864
End of period (including distributions in excess of net investment income of $251,471 and undistributed net investment income of $0, respectively)	$ 518,858,193	$ 617,725,406
Other Information Shares
Sold	6,321,101	44,763,038
Issued in reinvestment of distributions	51,959	-
Redeemed	(17,617,167)	(12,450,034)
Net increase (decrease)	(11,244,107)	32,313,004

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.39	$ 10.17	$ 9.82	$ 15.35	$ 12.32
Income from Investment Operations
Net investment income (loss) D	.01	- H	(.03)	.06	.09	.06
Net realized and unrealized gain (loss)	1.77	1.58	2.31	.36	(4.27)	2.98
Total from investment operations	1.78	1.58	2.28	.42	(4.18)	3.04
Distributions from net investment income	(.02)	-	(.06)	(.07)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(1.29)	-
Total distributions	(.02)	-	(.06)	(.07)	(1.35)	(.01)
Net asset value, end of period	$ 15.73	$ 13.97	$ 12.39	$ 10.17	$ 9.82	$ 15.35
Total Return B,C	12.75%	12.75%	22.44%	4.39%	(29.58)%	24.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.92% A	.93%	1.11%	1.09%	1.20%	1.20%
Expenses net of fee waivers, if any	.92% A	.93%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91% A	.92%	1.00%	.99%	.99%	.99%
Net investment income (loss)	.18% A	.03%	(.26)%	.63%	.70%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 518,858	$ 617,725	$ 147,669	$ 122,780	$ 96,870	$ 97,388
Portfolio turnover rate F	264% A	277%	275%	363%	491%	343%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 76,365,568
Gross unrealized depreciation	(3,116,715)
Net unrealized appreciation (depreciation) on securities and other investments	$ 73,248,853

Tax cost	$ 459,916,690

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (3,174,311)
2017	(7,629,478)
2019	(15,053,487)
Total capital loss carryforward	$ (25,857,276)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $713,428,228 and $876,976,240, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32,385 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,240,000.33%		$ 48

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $834 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Semiannual Report

7. Security Lending - continued

Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,881. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,885 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TQG-USAN-0612
1.784914.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Stock Selector Small Cap
Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,101.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.67%
Actual		$ 1,000.00	$ 1,100.70	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.37
Class B	2.16%
Actual		$ 1,000.00	$ 1,097.50	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,097.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Stock Selector Small Cap	1.11%
Actual		$ 1,000.00	$ 1,103.00	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.57
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,105.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Highwoods Properties, Inc. (SBI)	1.4	1.3
Home Properties, Inc.	1.2	1.3
National Retail Properties, Inc.	1.2	1.3
Colonial Properties Trust (SBI)	1.1	0.0
DCT Industrial Trust, Inc.	1.1	0.0
Glimcher Realty Trust	1.1	1.0
Bank of the Ozarks, Inc.	1.1	0.0
Ramco-Gershenson Properties Trust (SBI)	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.1
American Assets Trust, Inc.	1.0	1.0
	11.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	20.2
Information Technology	16.8	18.8
Industrials	15.2	14.5
Consumer Discretionary	13.1	14.0
Health Care	11.2	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 96.4%		Stocks 96.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	8.6%	** Foreign investments	7.4%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.7%
Tenneco, Inc. (a)	357,684	$ 11,027
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	127,288	7,322
Life Time Fitness, Inc. (a)	215,401	10,029
Wyndham Worldwide Corp.	201,815	10,159
		27,510
Household Durables - 1.8%
iRobot Corp. (a)(d)	288,819	6,819
La-Z-Boy, Inc. (a)	458,510	6,910
Skullcandy, Inc. (a)(d)	378,690	6,104
Tempur-Pedic International, Inc. (a)	119,894	7,055
		26,888
Media - 0.8%
John Wiley & Sons, Inc. Class A	183,203	8,279
MDC Partners, Inc. Class A (sub. vtg.)	378,500	3,906
		12,185
Multiline Retail - 0.7%
Dollarama, Inc.	197,034	10,967
Specialty Retail - 5.2%
Ascena Retail Group, Inc. (a)	633,860	12,981
DSW, Inc. Class A	188,702	10,616
Express, Inc. (a)	471,217	11,130
Fourlis Holdings SA (a)	77,245	122
GameStop Corp. Class A	339,800	7,734
Jos. A. Bank Clothiers, Inc. (a)	194,225	9,235
Shoe Carnival, Inc. (a)	428,688	8,334
Signet Jewelers Ltd.	214,210	10,447
Ulta Salon, Cosmetics & Fragrance, Inc.	92,852	8,188
		78,787
Textiles, Apparel & Luxury Goods - 2.1%
Iconix Brand Group, Inc. (a)(d)	413,090	6,337
PVH Corp.	110,100	9,777
Steven Madden Ltd. (a)	254,138	10,981
Vera Bradley, Inc. (a)(d)	213,902	5,557
		32,652
TOTAL CONSUMER DISCRETIONARY		200,016
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Monster Beverage Corp. (a)	83,400	$ 5,418
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	153,760	8,664
Fresh Market, Inc. (a)	108,414	5,548
United Natural Foods, Inc. (a)	150,745	7,430
		21,642
Food Products - 0.7%
Calavo Growers, Inc.	164,973	4,731
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	6,104
		10,835
Personal Products - 0.9%
Elizabeth Arden, Inc. (a)	161,216	6,284
Nu Skin Enterprises, Inc. Class A	143,193	7,632
		13,916
TOTAL CONSUMER STAPLES		51,811
ENERGY - 6.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	180,100	7,984
Total Energy Services, Inc.	494,300	7,361
		15,345
Oil, Gas & Consumable Fuels - 5.4%
Atlas Pipeline Partners, LP	339,813	11,880
Berry Petroleum Co. Class A	247,800	11,287
Cheniere Energy, Inc. (a)	376,167	6,888
Cloud Peak Energy, Inc. (a)	503,900	7,755
Energen Corp.	50,262	2,633
Petroleum Development Corp. (a)	313,501	10,781
Stone Energy Corp. (a)	405,300	11,369
Targa Resources Corp.	254,500	12,239
Western Refining, Inc. (d)	392,040	7,468
		82,300
TOTAL ENERGY		97,645
FINANCIALS - 22.0%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	61,200	6,954
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	744,511	$ 11,838
Knight Capital Group, Inc. Class A (a)	849,848	11,167
Waddell & Reed Financial, Inc. Class A	420,959	13,462
		43,421
Commercial Banks - 6.3%
Associated Banc-Corp.	772,223	10,294
Bank of the Ozarks, Inc.	526,300	16,263
BBCN Bancorp, Inc. (a)	1,064,286	11,686
Bridge Capital Holdings (a)	132,346	2,024
Cathay General Bancorp	491,818	8,469
City National Corp.	227,100	12,095
Columbia Banking Systems, Inc.	541,400	11,093
National Penn Bancshares, Inc.	1,487,300	13,713
PacWest Bancorp	474,275	11,297
		96,934
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	170,400	12,262
Alterra Capital Holdings Ltd.	559,600	13,391
Amerisafe, Inc. (a)	478,500	12,786
ProAssurance Corp.	119,420	10,520
		48,959
Real Estate Investment Trusts - 9.0%
American Assets Trust, Inc.	631,200	14,840
Colonial Properties Trust (SBI)	764,253	17,096
DCT Industrial Trust, Inc.	2,790,100	16,545
Glimcher Realty Trust	1,649,040	16,309
Highwoods Properties, Inc. (SBI)	609,000	21,152
Home Properties, Inc.	299,330	18,274
National Retail Properties, Inc.	655,600	17,950
Ramco-Gershenson Properties Trust (SBI)	1,291,050	15,544
		137,710
Thrifts & Mortgage Finance - 0.7%
Washington Federal, Inc.	594,249	10,423
TOTAL FINANCIALS		337,447
HEALTH CARE - 11.1%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	501,084	3,332
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	135,229	$ 1,540
ARIAD Pharmaceuticals, Inc. (a)	532,180	8,675
BioMarin Pharmaceutical, Inc. (a)	118,406	4,109
Dynavax Technologies Corp. (a)	1,397,341	7,001
Infinity Pharmaceuticals, Inc. (a)(d)	441,156	5,956
Isis Pharmaceuticals, Inc. (a)	538,528	4,308
Medivation, Inc. (a)	65,000	5,257
Merrimack Pharmaceuticals, Inc.	30,600	242
Merrimack Pharmaceuticals, Inc. (f)	391,134	2,781
Neurocrine Biosciences, Inc. (a)	61,500	457
OncoGenex Pharmaceuticals, Inc. (a)	272,229	3,539
Rigel Pharmaceuticals, Inc. (a)	320,000	2,474
Synageva BioPharma Corp. (a)	146,684	5,571
Targacept, Inc. (a)	682,417	3,241
Theravance, Inc. (a)	279,869	6,056
Threshold Pharmaceuticals, Inc. (a)	433,594	3,157
XOMA Corp. (a)(d)	1,130,059	3,266
		70,962
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	351,667	11,151
Analogic Corp.	36,041	2,458
Cerus Corp. (a)(d)	1,570,105	6,186
Conceptus, Inc. (a)	243,513	4,571
ICU Medical, Inc. (a)	22,884	1,201
Natus Medical, Inc. (a)	297,390	3,640
NxStage Medical, Inc. (a)	148,763	2,529
Sirona Dental Systems, Inc. (a)	91,125	4,603
		36,339
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	69,973	5,885
Centene Corp. (a)	177,492	7,027
Corvel Corp. (a)	133,017	5,785
Humana, Inc.	64,828	5,230
MEDNAX, Inc. (a)	87,938	6,177
Wellcare Health Plans, Inc. (a)	90,025	5,508
		35,612
Health Care Technology - 0.3%
Epocrates, Inc. (a)(d)	595,900	4,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Biodelivery Sciences International, Inc. (a)(d)	602,838	$ 2,291
Luminex Corp. (a)	226,655	5,675
		7,966
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	92,200	4,705
Optimer Pharmaceuticals, Inc. (a)	154,000	2,279
ViroPharma, Inc. (a)	242,722	5,279
XenoPort, Inc. (a)	582,300	2,661
		14,924
TOTAL HEALTH CARE		170,654
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	111,051	5,919
Teledyne Technologies, Inc. (a)	237,642	15,356
		21,275
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	390,600	6,511
Building Products - 1.0%
AAON, Inc. (d)	366,250	7,472
Armstrong World Industries, Inc.	195,058	8,590
		16,062
Commercial Services & Supplies - 1.7%
Swisher Hygiene, Inc.	986,560	1,998
Sykes Enterprises, Inc. (a)	421,302	6,678
Tetra Tech, Inc. (a)	341,587	9,120
United Stationers, Inc.	310,784	8,814
		26,610
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	353,872	8,139
MasTec, Inc. (a)	405,790	7,057
		15,196
Electrical Equipment - 1.6%
General Cable Corp. (a)	392,815	11,564
GrafTech International Ltd. (a)	580,447	6,814
II-VI, Inc. (a)	310,852	6,344
		24,722
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	168,700	$ 9,289
Machinery - 2.7%
Actuant Corp. Class A	344,021	9,381
Altra Holdings, Inc. (a)	326,387	5,966
CLARCOR, Inc.	212,814	10,219
TriMas Corp. (a)	318,533	7,011
Wabtec Corp.	103,229	8,029
		40,606
Marine - 0.4%
DryShips, Inc. (a)	1,822,297	5,758
Professional Services - 3.0%
Advisory Board Co. (a)	113,468	10,344
Equifax, Inc.	203,700	9,334
Manpower, Inc.	195,200	8,316
Stantec, Inc.	342,400	11,186
Towers Watson & Co.	94,300	6,167
		45,347
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	472,107	9,933
Watsco, Inc.	159,823	11,499
		21,432
TOTAL INDUSTRIALS		232,808
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	269,900	7,576
Brocade Communications Systems, Inc. (a)	1,974,583	10,939
Ixia (a)	719,687	9,068
NETGEAR, Inc. (a)	146,632	5,645
Polycom, Inc. (a)	570,374	7,569
Riverbed Technology, Inc. (a)	283,352	5,591
		46,388
Computers & Peripherals - 2.5%
NCR Corp. (a)	392,800	9,231
Quantum Corp. (a)	4,535,482	10,794
Super Micro Computer, Inc. (a)	678,293	11,972
Synaptics, Inc. (a)	215,536	6,619
		38,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Fabrinet (a)	646,861	$ 10,880
Internet Software & Services - 2.8%
Constant Contact, Inc. (a)(d)	128,811	3,113
InfoSpace, Inc. (a)	654,964	7,290
QuinStreet, Inc. (a)	637,614	6,701
Rackspace Hosting, Inc. (a)	90,401	5,251
VeriSign, Inc.	234,201	9,628
Web.com, Inc. (a)	871,870	11,291
		43,274
IT Services - 1.2%
Euronet Worldwide, Inc. (a)	564,984	12,221
HiSoft Technology International Ltd. ADR (a)	396,576	5,639
		17,860
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	516,939	3,805
Cirrus Logic, Inc. (a)	81,300	2,226
Cymer, Inc. (a)	110,400	5,723
Entegris, Inc. (a)	444,970	3,938
Marvell Technology Group Ltd. (a)	470,244	7,058
Micron Technology, Inc. (a)	658,912	4,342
ON Semiconductor Corp. (a)	612,268	5,057
RF Micro Devices, Inc. (a)	2,071,500	8,970
Spansion, Inc. Class A (a)	473,924	5,716
		46,835
Software - 3.5%
Aspen Technology, Inc. (a)	279,931	5,537
BroadSoft, Inc. (a)	147,323	6,307
Gameloft (a)	538,285	3,349
JDA Software Group, Inc. (a)	115,528	3,336
Kenexa Corp. (a)	147,930	4,833
Mentor Graphics Corp. (a)	470,384	6,797
Micro Focus International PLC	634,976	4,799
Parametric Technology Corp. (a)	534,203	11,528
Synchronoss Technologies, Inc. (a)	217,756	6,816
		53,302
TOTAL INFORMATION TECHNOLOGY		257,155
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	267,703	$ 11,546
Kraton Performance Polymers, Inc. (a)	343,301	8,926
		20,472
Containers & Packaging - 1.0%
Aptargroup, Inc.	135,050	7,362
Rock-Tenn Co. Class A	132,390	8,252
		15,614
Metals & Mining - 2.1%
Carpenter Technology Corp.	152,186	8,471
Coeur d'Alene Mines Corp. (a)	323,500	6,971
Compass Minerals International, Inc.	142,200	10,881
HudBay Minerals, Inc.	463,900	4,884
		31,207
TOTAL MATERIALS		67,293
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	22,733	1,891
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	5,474,064	8,020
MetroPCS Communications, Inc. (a)	110,100	804
NII Holdings, Inc. (a)	117,204	1,640
		10,464
TOTAL TELECOMMUNICATION SERVICES		12,355
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	214,700	8,760
Empire District Electric Co.	267,777	5,495
IDACORP, Inc.	162,907	6,637
PNM Resources, Inc.	315,649	5,922
		26,814
Gas Utilities - 0.9%
Atmos Energy Corp.	178,863	5,827
Northwest Natural Gas Co.	163,389	7,467
		13,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	162,200	$ 5,761
TOTAL UTILITIES		45,869
TOTAL COMMON STOCKS (Cost $1,363,369)		1,473,053
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (e) (Cost $2,650)	$ 2,650	2,650
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	36,878,755	36,879
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	39,966,599	39,967
TOTAL MONEY MARKET FUNDS (Cost $76,846)		76,846
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,444,482)		1,554,166
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,105)
NET ASSETS - 100%		$ 1,531,061
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
37 E-mini Russell 2000 Index Contracts	June 2012	$ 3,015	$ 9

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,398,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	722
Total	$ 755
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,016	$ 200,016	$ -	$ -
Consumer Staples	51,811	51,811	-	-
Energy	97,645	97,645	-	-
Financials	337,447	337,447	-	-
Health Care	172,271	167,873	2,781	1,617
Industrials	232,808	230,810	1,998	-
Information Technology	257,155	257,155	-	-
Materials	67,293	67,293	-	-
Telecommunication Services	12,355	12,355	-	-
Utilities	45,869	45,869	-	-
U.S. Government and Government Agency Obligations	2,650	-	2,650	-
Money Market Funds	76,846	76,846	-	-
Total Investments in Securities:	$ 1,554,166	$ 1,545,120	$ 7,429	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 9	$ 9	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,738
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,617
Proceeds of Sales	(2,738)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9	$ -
Total Value of Derivatives	$ 9	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,546) - See accompanying schedule: Unaffiliated issuers (cost $1,367,636)	$ 1,477,320
Fidelity Central Funds (cost $76,846)	76,846
Total Investments (cost $1,444,482)		$ 1,554,166
Cash		21
Foreign currency held at value (cost $86)		86
Receivable for investments sold		27,574
Receivable for fund shares sold		1,328
Dividends receivable		967
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		93
Total assets		1,584,273

Liabilities
Payable for investments purchased	$ 8,542
Payable for fund shares redeemed	3,120
Accrued management fee	1,086
Distribution and service plan fees payable	3
Payable for daily variation margin on futures contracts	46
Other affiliated payables	392
Other payables and accrued expenses	56
Collateral on securities loaned, at value	39,967
Total liabilities		53,212

Net Assets		$ 1,531,061
Net Assets consist of:
Paid in capital		$ 1,565,911
Undistributed net investment income		903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,441)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,688
Net Assets		$ 1,531,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,598.8 ÷ 233.59 shares)	$ 19.69

Maximum offering price per share (100/94.25 of $19.69)	$ 20.89
Class T: Net Asset Value and redemption price per share ($1,206.7 ÷ 62.02 shares)	$ 19.46

Maximum offering price per share (100/96.50 of $19.46)	$ 20.17
Class B: Net Asset Value and offering price per share ($240.1 ÷ 12.55 shares)A	$ 19.13

Class C: Net Asset Value and offering price per share ($1,638.1 ÷ 85.86 shares)A	$ 19.08

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,522,030.0 ÷ 76,450.34 shares)	$ 19.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,346.6 ÷ 67.41 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 9,438
Interest		1
Income from Fidelity Central Funds (including $722 from security lending)		755
Total income		10,194

Expenses
Management fee Basic fee	$ 5,119
Performance adjustment	1,569
Transfer agent fees	2,199
Distribution and service plan fees	18
Accounting and security lending fees	265
Custodian fees and expenses	80
Independent trustees' compensation	5
Registration fees	77
Audit	32
Legal	4
Miscellaneous	10
Total expenses before reductions	9,378
Expense reductions	(87)	9,291
Net investment income (loss)		903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,743
Foreign currency transactions	10
Futures contracts	1,664
Total net realized gain (loss)		124,417
Change in net unrealized appreciation (depreciation) on: Investment securities	41,283
Assets and liabilities in foreign currencies	(5)
Futures contracts	9
Total change in net unrealized appreciation (depreciation)		41,287
Net gain (loss)		165,704
Net increase (decrease) in net assets resulting from operations		$ 166,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 903	$ 5,290
Net realized gain (loss)	124,417	249,381
Change in net unrealized appreciation (depreciation)	41,287	(126,104)
Net increase (decrease) in net assets resulting from operations	166,607	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(350,822)	183,503
Redemption fees	212	776
Total increase (decrease) in net assets	(184,003)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $903 and $0, respectively)	$ 1,531,061	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	- I,N	(.01)J	- N	(.04)	(.07) K
Net realized and unrealized gain (loss)	1.84	1.73	3.68	1.31	(10.77)	1.66
Total from investment operations	1.82	1.73	3.67	1.31	(10.81)	1.59
Distributions from net investment income	-	(.07)	- N	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.74)	-
Total distributions	-	(.07)	- N	(.02)	(2.74)	-
Redemption fees added to paid in capital E	- N	.01	- N	- N	- N	- N
Net asset value, end of period	$ 19.69	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	10.18%	10.71%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,M
Expenses before reductions	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.40% A	1.14%	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	-% H,I	(.07)% J	(.03)%	(.24)%	(.57)% A,K
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. L For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. N Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	1.82	1.70	3.67	1.30	(10.76)	1.64
Total from investment operations	1.78	1.65	3.62	1.27	(10.84)	1.54
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.71)	-
Total distributions	-	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.46	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	10.07%	10.34%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,L
Expenses before reductions	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.66% A	1.41%	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.45)% A	(.27)% H	(.33)% I	(.31)%	(.50)%	(.83)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,207	$ 1,539	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.63	1.30	(10.73)	1.64
Total from investment operations	1.70	1.55	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.64)	-
Total distributions	-	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.13	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	9.75%	9.83%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	2.15% A	1.90%	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.94)% A	(.76)% H	(.82)% I	(.78)%	(1.00)%	(1.32)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 246	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.61	1.31	(10.72)	1.66
Total from investment operations	1.70	1.55	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.70)	-
Total distributions	-	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.08	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	9.78%	9.86%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	2.15% A	1.89%	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.76)% H	(.81)% I	(.77)%	(1.01)%	(1.27)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638	$ 1,370	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.03 H	.02	.01	(.04) I
Net realized and unrealized gain (loss)	1.85	1.74	3.72	1.33	(10.82)	5.01
Total from investment operations	1.86	1.79	3.75	1.35	(10.81)	4.97
Distributions from net investment income	-	(.10)	(.01)	(.02)	-	(.05)
Distributions from net realized gain	-	-	-	-	(2.72)	(2.34)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)	(2.39)
Redemption fees added to paid in capital D	- K	.01	- K	- K	- K	- K
Net asset value, end of period	$ 19.91	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Total Return B,C	10.30%	11.03%	29.75%	12.05%	(48.42)%	24.42%
Ratios to Average Net Assets E,J
Expenses before reductions	1.11% A	.85%	.73%	.77%	.95%	1.01%
Expenses net of fee waivers, if any	1.11% A	.85%	.73%	.77%	.95%	1.00%
Expenses net of all reductions	1.10% A	.85%	.72%	.75%	.94%	.99%
Net investment income (loss)	.11% A	.29% G	.21% H	.22%	.05%	(.20)% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,522	$ 1,698	$ 1,406	$ 1,379	$ 1,292	$ 2,602
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	1.90	1.74	3.72	1.32	(10.82)	1.65
Total from investment operations	1.91	1.79	3.77	1.36	(10.80)	1.62
Distributions from net investment income	-	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.73)	-
Total distributions	-	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D	- L	.01	- L	- L	-L	- L
Net asset value, end of period	$ 19.98	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	10.57%	10.99%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,K
Expenses before reductions	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of all reductions	1.11% A	.85%	.62%	.62%	.84%	.93% A
Net investment income (loss)	.10% A	.29% G	.31% H	.36%	.15%	(.24)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347	$ 10,038	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 206,688,225
Gross unrealized depreciation	(97,735,087)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,953,138

Tax cost	$ 1,445,213,286

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (267,891,888)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,663,521 and a change in net unrealized appreciation (depreciation) of $9,307 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,889,933 and $869,647,887, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,787	$ 140
Class T	.25%	.25%	3,568	77
Class B	.75%	.25%	1,255	946
Class C	.75%	.25%	7,789	2,722
			$ 18,399	$ 3,885

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,779
Class T	315
Class B*	843
Class C*	388
$ 3,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,062.31
Class T	2,282.32
Class B	386.31
Class C	2,374.30
Stock Selector Small Cap	2,164,957.26
Institutional Class	21,836.27
	$ 2,198,897

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,103,440. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $7,132 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,369 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	50,657	141,619	$ 935,339	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(57,310)	(107,880)	(1,105,494)	(1,998,562)
Net increase (decrease)	(6,653)	34,533	$ (170,155)	$ 567,357
Class T
Shares sold	8,364	81,238	$ 151,582	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(33,346)	(39,400)	(638,529)	(704,438)
Net increase (decrease)	(24,982)	41,992	$ (486,947)	$ 856,989
Class B
Shares sold	355	5,592	$ 6,305	$ 102,797
Shares redeemed	(1,907)	(5,365)	(36,220)	(93,413)
Net increase (decrease)	(1,552)	227	$ (29,915)	$ 9,384
Class C
Shares sold	16,941	52,816	$ 306,785	$ 972,098
Shares redeemed	(9,911)	(25,832)	(181,439)	(467,301)
Net increase (decrease)	7,030	26,984	$ 125,346	$ 504,797

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Stock Selector Small Cap
Shares sold	6,792,641	42,956,006	$ 127,831,425	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(24,415,131)	(35,360,001)	(466,739,864)	(648,464,613)
Net increase (decrease)	(17,622,490)	8,086,506	$ (338,908,439)	$ 172,540,926
Institutional Class
Shares sold	785,105	1,267,453	$ 14,283,992	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,273,195)	(754,664)	(25,637,243)	(15,119,704)
Net increase (decrease)	(488,090)	513,998	$ (11,353,251)	$ 9,025,786

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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SCS-USAN-0612
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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,101.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.67%
Actual		$ 1,000.00	$ 1,100.70	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.37
Class B	2.16%
Actual		$ 1,000.00	$ 1,097.50	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,097.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Stock Selector Small Cap	1.11%
Actual		$ 1,000.00	$ 1,103.00	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.57
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,105.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Highwoods Properties, Inc. (SBI)	1.4	1.3
Home Properties, Inc.	1.2	1.3
National Retail Properties, Inc.	1.2	1.3
Colonial Properties Trust (SBI)	1.1	0.0
DCT Industrial Trust, Inc.	1.1	0.0
Glimcher Realty Trust	1.1	1.0
Bank of the Ozarks, Inc.	1.1	0.0
Ramco-Gershenson Properties Trust (SBI)	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.1
American Assets Trust, Inc.	1.0	1.0
	11.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	20.2
Information Technology	16.8	18.8
Industrials	15.2	14.5
Consumer Discretionary	13.1	14.0
Health Care	11.2	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 96.4%		Stocks 96.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	8.6%	** Foreign investments	7.4%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.7%
Tenneco, Inc. (a)	357,684	$ 11,027
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	127,288	7,322
Life Time Fitness, Inc. (a)	215,401	10,029
Wyndham Worldwide Corp.	201,815	10,159
		27,510
Household Durables - 1.8%
iRobot Corp. (a)(d)	288,819	6,819
La-Z-Boy, Inc. (a)	458,510	6,910
Skullcandy, Inc. (a)(d)	378,690	6,104
Tempur-Pedic International, Inc. (a)	119,894	7,055
		26,888
Media - 0.8%
John Wiley & Sons, Inc. Class A	183,203	8,279
MDC Partners, Inc. Class A (sub. vtg.)	378,500	3,906
		12,185
Multiline Retail - 0.7%
Dollarama, Inc.	197,034	10,967
Specialty Retail - 5.2%
Ascena Retail Group, Inc. (a)	633,860	12,981
DSW, Inc. Class A	188,702	10,616
Express, Inc. (a)	471,217	11,130
Fourlis Holdings SA (a)	77,245	122
GameStop Corp. Class A	339,800	7,734
Jos. A. Bank Clothiers, Inc. (a)	194,225	9,235
Shoe Carnival, Inc. (a)	428,688	8,334
Signet Jewelers Ltd.	214,210	10,447
Ulta Salon, Cosmetics & Fragrance, Inc.	92,852	8,188
		78,787
Textiles, Apparel & Luxury Goods - 2.1%
Iconix Brand Group, Inc. (a)(d)	413,090	6,337
PVH Corp.	110,100	9,777
Steven Madden Ltd. (a)	254,138	10,981
Vera Bradley, Inc. (a)(d)	213,902	5,557
		32,652
TOTAL CONSUMER DISCRETIONARY		200,016
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Monster Beverage Corp. (a)	83,400	$ 5,418
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	153,760	8,664
Fresh Market, Inc. (a)	108,414	5,548
United Natural Foods, Inc. (a)	150,745	7,430
		21,642
Food Products - 0.7%
Calavo Growers, Inc.	164,973	4,731
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	6,104
		10,835
Personal Products - 0.9%
Elizabeth Arden, Inc. (a)	161,216	6,284
Nu Skin Enterprises, Inc. Class A	143,193	7,632
		13,916
TOTAL CONSUMER STAPLES		51,811
ENERGY - 6.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	180,100	7,984
Total Energy Services, Inc.	494,300	7,361
		15,345
Oil, Gas & Consumable Fuels - 5.4%
Atlas Pipeline Partners, LP	339,813	11,880
Berry Petroleum Co. Class A	247,800	11,287
Cheniere Energy, Inc. (a)	376,167	6,888
Cloud Peak Energy, Inc. (a)	503,900	7,755
Energen Corp.	50,262	2,633
Petroleum Development Corp. (a)	313,501	10,781
Stone Energy Corp. (a)	405,300	11,369
Targa Resources Corp.	254,500	12,239
Western Refining, Inc. (d)	392,040	7,468
		82,300
TOTAL ENERGY		97,645
FINANCIALS - 22.0%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	61,200	6,954
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	744,511	$ 11,838
Knight Capital Group, Inc. Class A (a)	849,848	11,167
Waddell & Reed Financial, Inc. Class A	420,959	13,462
		43,421
Commercial Banks - 6.3%
Associated Banc-Corp.	772,223	10,294
Bank of the Ozarks, Inc.	526,300	16,263
BBCN Bancorp, Inc. (a)	1,064,286	11,686
Bridge Capital Holdings (a)	132,346	2,024
Cathay General Bancorp	491,818	8,469
City National Corp.	227,100	12,095
Columbia Banking Systems, Inc.	541,400	11,093
National Penn Bancshares, Inc.	1,487,300	13,713
PacWest Bancorp	474,275	11,297
		96,934
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	170,400	12,262
Alterra Capital Holdings Ltd.	559,600	13,391
Amerisafe, Inc. (a)	478,500	12,786
ProAssurance Corp.	119,420	10,520
		48,959
Real Estate Investment Trusts - 9.0%
American Assets Trust, Inc.	631,200	14,840
Colonial Properties Trust (SBI)	764,253	17,096
DCT Industrial Trust, Inc.	2,790,100	16,545
Glimcher Realty Trust	1,649,040	16,309
Highwoods Properties, Inc. (SBI)	609,000	21,152
Home Properties, Inc.	299,330	18,274
National Retail Properties, Inc.	655,600	17,950
Ramco-Gershenson Properties Trust (SBI)	1,291,050	15,544
		137,710
Thrifts & Mortgage Finance - 0.7%
Washington Federal, Inc.	594,249	10,423
TOTAL FINANCIALS		337,447
HEALTH CARE - 11.1%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	501,084	3,332
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	135,229	$ 1,540
ARIAD Pharmaceuticals, Inc. (a)	532,180	8,675
BioMarin Pharmaceutical, Inc. (a)	118,406	4,109
Dynavax Technologies Corp. (a)	1,397,341	7,001
Infinity Pharmaceuticals, Inc. (a)(d)	441,156	5,956
Isis Pharmaceuticals, Inc. (a)	538,528	4,308
Medivation, Inc. (a)	65,000	5,257
Merrimack Pharmaceuticals, Inc.	30,600	242
Merrimack Pharmaceuticals, Inc. (f)	391,134	2,781
Neurocrine Biosciences, Inc. (a)	61,500	457
OncoGenex Pharmaceuticals, Inc. (a)	272,229	3,539
Rigel Pharmaceuticals, Inc. (a)	320,000	2,474
Synageva BioPharma Corp. (a)	146,684	5,571
Targacept, Inc. (a)	682,417	3,241
Theravance, Inc. (a)	279,869	6,056
Threshold Pharmaceuticals, Inc. (a)	433,594	3,157
XOMA Corp. (a)(d)	1,130,059	3,266
		70,962
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	351,667	11,151
Analogic Corp.	36,041	2,458
Cerus Corp. (a)(d)	1,570,105	6,186
Conceptus, Inc. (a)	243,513	4,571
ICU Medical, Inc. (a)	22,884	1,201
Natus Medical, Inc. (a)	297,390	3,640
NxStage Medical, Inc. (a)	148,763	2,529
Sirona Dental Systems, Inc. (a)	91,125	4,603
		36,339
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	69,973	5,885
Centene Corp. (a)	177,492	7,027
Corvel Corp. (a)	133,017	5,785
Humana, Inc.	64,828	5,230
MEDNAX, Inc. (a)	87,938	6,177
Wellcare Health Plans, Inc. (a)	90,025	5,508
		35,612
Health Care Technology - 0.3%
Epocrates, Inc. (a)(d)	595,900	4,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Biodelivery Sciences International, Inc. (a)(d)	602,838	$ 2,291
Luminex Corp. (a)	226,655	5,675
		7,966
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	92,200	4,705
Optimer Pharmaceuticals, Inc. (a)	154,000	2,279
ViroPharma, Inc. (a)	242,722	5,279
XenoPort, Inc. (a)	582,300	2,661
		14,924
TOTAL HEALTH CARE		170,654
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	111,051	5,919
Teledyne Technologies, Inc. (a)	237,642	15,356
		21,275
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	390,600	6,511
Building Products - 1.0%
AAON, Inc. (d)	366,250	7,472
Armstrong World Industries, Inc.	195,058	8,590
		16,062
Commercial Services & Supplies - 1.7%
Swisher Hygiene, Inc.	986,560	1,998
Sykes Enterprises, Inc. (a)	421,302	6,678
Tetra Tech, Inc. (a)	341,587	9,120
United Stationers, Inc.	310,784	8,814
		26,610
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	353,872	8,139
MasTec, Inc. (a)	405,790	7,057
		15,196
Electrical Equipment - 1.6%
General Cable Corp. (a)	392,815	11,564
GrafTech International Ltd. (a)	580,447	6,814
II-VI, Inc. (a)	310,852	6,344
		24,722
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	168,700	$ 9,289
Machinery - 2.7%
Actuant Corp. Class A	344,021	9,381
Altra Holdings, Inc. (a)	326,387	5,966
CLARCOR, Inc.	212,814	10,219
TriMas Corp. (a)	318,533	7,011
Wabtec Corp.	103,229	8,029
		40,606
Marine - 0.4%
DryShips, Inc. (a)	1,822,297	5,758
Professional Services - 3.0%
Advisory Board Co. (a)	113,468	10,344
Equifax, Inc.	203,700	9,334
Manpower, Inc.	195,200	8,316
Stantec, Inc.	342,400	11,186
Towers Watson & Co.	94,300	6,167
		45,347
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	472,107	9,933
Watsco, Inc.	159,823	11,499
		21,432
TOTAL INDUSTRIALS		232,808
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	269,900	7,576
Brocade Communications Systems, Inc. (a)	1,974,583	10,939
Ixia (a)	719,687	9,068
NETGEAR, Inc. (a)	146,632	5,645
Polycom, Inc. (a)	570,374	7,569
Riverbed Technology, Inc. (a)	283,352	5,591
		46,388
Computers & Peripherals - 2.5%
NCR Corp. (a)	392,800	9,231
Quantum Corp. (a)	4,535,482	10,794
Super Micro Computer, Inc. (a)	678,293	11,972
Synaptics, Inc. (a)	215,536	6,619
		38,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Fabrinet (a)	646,861	$ 10,880
Internet Software & Services - 2.8%
Constant Contact, Inc. (a)(d)	128,811	3,113
InfoSpace, Inc. (a)	654,964	7,290
QuinStreet, Inc. (a)	637,614	6,701
Rackspace Hosting, Inc. (a)	90,401	5,251
VeriSign, Inc.	234,201	9,628
Web.com, Inc. (a)	871,870	11,291
		43,274
IT Services - 1.2%
Euronet Worldwide, Inc. (a)	564,984	12,221
HiSoft Technology International Ltd. ADR (a)	396,576	5,639
		17,860
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	516,939	3,805
Cirrus Logic, Inc. (a)	81,300	2,226
Cymer, Inc. (a)	110,400	5,723
Entegris, Inc. (a)	444,970	3,938
Marvell Technology Group Ltd. (a)	470,244	7,058
Micron Technology, Inc. (a)	658,912	4,342
ON Semiconductor Corp. (a)	612,268	5,057
RF Micro Devices, Inc. (a)	2,071,500	8,970
Spansion, Inc. Class A (a)	473,924	5,716
		46,835
Software - 3.5%
Aspen Technology, Inc. (a)	279,931	5,537
BroadSoft, Inc. (a)	147,323	6,307
Gameloft (a)	538,285	3,349
JDA Software Group, Inc. (a)	115,528	3,336
Kenexa Corp. (a)	147,930	4,833
Mentor Graphics Corp. (a)	470,384	6,797
Micro Focus International PLC	634,976	4,799
Parametric Technology Corp. (a)	534,203	11,528
Synchronoss Technologies, Inc. (a)	217,756	6,816
		53,302
TOTAL INFORMATION TECHNOLOGY		257,155
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	267,703	$ 11,546
Kraton Performance Polymers, Inc. (a)	343,301	8,926
		20,472
Containers & Packaging - 1.0%
Aptargroup, Inc.	135,050	7,362
Rock-Tenn Co. Class A	132,390	8,252
		15,614
Metals & Mining - 2.1%
Carpenter Technology Corp.	152,186	8,471
Coeur d'Alene Mines Corp. (a)	323,500	6,971
Compass Minerals International, Inc.	142,200	10,881
HudBay Minerals, Inc.	463,900	4,884
		31,207
TOTAL MATERIALS		67,293
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	22,733	1,891
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	5,474,064	8,020
MetroPCS Communications, Inc. (a)	110,100	804
NII Holdings, Inc. (a)	117,204	1,640
		10,464
TOTAL TELECOMMUNICATION SERVICES		12,355
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	214,700	8,760
Empire District Electric Co.	267,777	5,495
IDACORP, Inc.	162,907	6,637
PNM Resources, Inc.	315,649	5,922
		26,814
Gas Utilities - 0.9%
Atmos Energy Corp.	178,863	5,827
Northwest Natural Gas Co.	163,389	7,467
		13,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	162,200	$ 5,761
TOTAL UTILITIES		45,869
TOTAL COMMON STOCKS (Cost $1,363,369)		1,473,053
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (e) (Cost $2,650)	$ 2,650	2,650
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	36,878,755	36,879
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	39,966,599	39,967
TOTAL MONEY MARKET FUNDS (Cost $76,846)		76,846
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,444,482)		1,554,166
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,105)
NET ASSETS - 100%		$ 1,531,061
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
37 E-mini Russell 2000 Index Contracts	June 2012	$ 3,015	$ 9

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,398,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	722
Total	$ 755
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,016	$ 200,016	$ -	$ -
Consumer Staples	51,811	51,811	-	-
Energy	97,645	97,645	-	-
Financials	337,447	337,447	-	-
Health Care	172,271	167,873	2,781	1,617
Industrials	232,808	230,810	1,998	-
Information Technology	257,155	257,155	-	-
Materials	67,293	67,293	-	-
Telecommunication Services	12,355	12,355	-	-
Utilities	45,869	45,869	-	-
U.S. Government and Government Agency Obligations	2,650	-	2,650	-
Money Market Funds	76,846	76,846	-	-
Total Investments in Securities:	$ 1,554,166	$ 1,545,120	$ 7,429	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 9	$ 9	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,738
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,617
Proceeds of Sales	(2,738)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9	$ -
Total Value of Derivatives	$ 9	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,546) - See accompanying schedule: Unaffiliated issuers (cost $1,367,636)	$ 1,477,320
Fidelity Central Funds (cost $76,846)	76,846
Total Investments (cost $1,444,482)		$ 1,554,166
Cash		21
Foreign currency held at value (cost $86)		86
Receivable for investments sold		27,574
Receivable for fund shares sold		1,328
Dividends receivable		967
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		93
Total assets		1,584,273

Liabilities
Payable for investments purchased	$ 8,542
Payable for fund shares redeemed	3,120
Accrued management fee	1,086
Distribution and service plan fees payable	3
Payable for daily variation margin on futures contracts	46
Other affiliated payables	392
Other payables and accrued expenses	56
Collateral on securities loaned, at value	39,967
Total liabilities		53,212

Net Assets		$ 1,531,061
Net Assets consist of:
Paid in capital		$ 1,565,911
Undistributed net investment income		903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,441)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,688
Net Assets		$ 1,531,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,598.8 ÷ 233.59 shares)	$ 19.69

Maximum offering price per share (100/94.25 of $19.69)	$ 20.89
Class T: Net Asset Value and redemption price per share ($1,206.7 ÷ 62.02 shares)	$ 19.46

Maximum offering price per share (100/96.50 of $19.46)	$ 20.17
Class B: Net Asset Value and offering price per share ($240.1 ÷ 12.55 shares)A	$ 19.13

Class C: Net Asset Value and offering price per share ($1,638.1 ÷ 85.86 shares)A	$ 19.08

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,522,030.0 ÷ 76,450.34 shares)	$ 19.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,346.6 ÷ 67.41 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 9,438
Interest		1
Income from Fidelity Central Funds (including $722 from security lending)		755
Total income		10,194

Expenses
Management fee Basic fee	$ 5,119
Performance adjustment	1,569
Transfer agent fees	2,199
Distribution and service plan fees	18
Accounting and security lending fees	265
Custodian fees and expenses	80
Independent trustees' compensation	5
Registration fees	77
Audit	32
Legal	4
Miscellaneous	10
Total expenses before reductions	9,378
Expense reductions	(87)	9,291
Net investment income (loss)		903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,743
Foreign currency transactions	10
Futures contracts	1,664
Total net realized gain (loss)		124,417
Change in net unrealized appreciation (depreciation) on: Investment securities	41,283
Assets and liabilities in foreign currencies	(5)
Futures contracts	9
Total change in net unrealized appreciation (depreciation)		41,287
Net gain (loss)		165,704
Net increase (decrease) in net assets resulting from operations		$ 166,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 903	$ 5,290
Net realized gain (loss)	124,417	249,381
Change in net unrealized appreciation (depreciation)	41,287	(126,104)
Net increase (decrease) in net assets resulting from operations	166,607	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(350,822)	183,503
Redemption fees	212	776
Total increase (decrease) in net assets	(184,003)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $903 and $0, respectively)	$ 1,531,061	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	- I,N	(.01)J	- N	(.04)	(.07) K
Net realized and unrealized gain (loss)	1.84	1.73	3.68	1.31	(10.77)	1.66
Total from investment operations	1.82	1.73	3.67	1.31	(10.81)	1.59
Distributions from net investment income	-	(.07)	- N	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.74)	-
Total distributions	-	(.07)	- N	(.02)	(2.74)	-
Redemption fees added to paid in capital E	- N	.01	- N	- N	- N	- N
Net asset value, end of period	$ 19.69	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	10.18%	10.71%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,M
Expenses before reductions	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.40% A	1.14%	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	-% H,I	(.07)% J	(.03)%	(.24)%	(.57)% A,K
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. L For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. N Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	1.82	1.70	3.67	1.30	(10.76)	1.64
Total from investment operations	1.78	1.65	3.62	1.27	(10.84)	1.54
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.71)	-
Total distributions	-	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.46	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	10.07%	10.34%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,L
Expenses before reductions	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.66% A	1.41%	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.45)% A	(.27)% H	(.33)% I	(.31)%	(.50)%	(.83)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,207	$ 1,539	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.63	1.30	(10.73)	1.64
Total from investment operations	1.70	1.55	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.64)	-
Total distributions	-	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.13	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	9.75%	9.83%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	2.15% A	1.90%	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.94)% A	(.76)% H	(.82)% I	(.78)%	(1.00)%	(1.32)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 246	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.61	1.31	(10.72)	1.66
Total from investment operations	1.70	1.55	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.70)	-
Total distributions	-	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.08	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	9.78%	9.86%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	2.15% A	1.89%	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.76)% H	(.81)% I	(.77)%	(1.01)%	(1.27)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638	$ 1,370	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.03 H	.02	.01	(.04) I
Net realized and unrealized gain (loss)	1.85	1.74	3.72	1.33	(10.82)	5.01
Total from investment operations	1.86	1.79	3.75	1.35	(10.81)	4.97
Distributions from net investment income	-	(.10)	(.01)	(.02)	-	(.05)
Distributions from net realized gain	-	-	-	-	(2.72)	(2.34)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)	(2.39)
Redemption fees added to paid in capital D	- K	.01	- K	- K	- K	- K
Net asset value, end of period	$ 19.91	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Total Return B,C	10.30%	11.03%	29.75%	12.05%	(48.42)%	24.42%
Ratios to Average Net Assets E,J
Expenses before reductions	1.11% A	.85%	.73%	.77%	.95%	1.01%
Expenses net of fee waivers, if any	1.11% A	.85%	.73%	.77%	.95%	1.00%
Expenses net of all reductions	1.10% A	.85%	.72%	.75%	.94%	.99%
Net investment income (loss)	.11% A	.29% G	.21% H	.22%	.05%	(.20)% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,522	$ 1,698	$ 1,406	$ 1,379	$ 1,292	$ 2,602
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	1.90	1.74	3.72	1.32	(10.82)	1.65
Total from investment operations	1.91	1.79	3.77	1.36	(10.80)	1.62
Distributions from net investment income	-	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.73)	-
Total distributions	-	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D	- L	.01	- L	- L	-L	- L
Net asset value, end of period	$ 19.98	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	10.57%	10.99%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,K
Expenses before reductions	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of all reductions	1.11% A	.85%	.62%	.62%	.84%	.93% A
Net investment income (loss)	.10% A	.29% G	.31% H	.36%	.15%	(.24)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347	$ 10,038	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 206,688,225
Gross unrealized depreciation	(97,735,087)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,953,138

Tax cost	$ 1,445,213,286

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (267,891,888)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,663,521 and a change in net unrealized appreciation (depreciation) of $9,307 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,889,933 and $869,647,887, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,787	$ 140
Class T	.25%	.25%	3,568	77
Class B	.75%	.25%	1,255	946
Class C	.75%	.25%	7,789	2,722
			$ 18,399	$ 3,885

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,779
Class T	315
Class B*	843
Class C*	388
$ 3,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,062.31
Class T	2,282.32
Class B	386.31
Class C	2,374.30
Stock Selector Small Cap	2,164,957.26
Institutional Class	21,836.27
	$ 2,198,897

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,103,440. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $7,132 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,369 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	50,657	141,619	$ 935,339	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(57,310)	(107,880)	(1,105,494)	(1,998,562)
Net increase (decrease)	(6,653)	34,533	$ (170,155)	$ 567,357
Class T
Shares sold	8,364	81,238	$ 151,582	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(33,346)	(39,400)	(638,529)	(704,438)
Net increase (decrease)	(24,982)	41,992	$ (486,947)	$ 856,989
Class B
Shares sold	355	5,592	$ 6,305	$ 102,797
Shares redeemed	(1,907)	(5,365)	(36,220)	(93,413)
Net increase (decrease)	(1,552)	227	$ (29,915)	$ 9,384
Class C
Shares sold	16,941	52,816	$ 306,785	$ 972,098
Shares redeemed	(9,911)	(25,832)	(181,439)	(467,301)
Net increase (decrease)	7,030	26,984	$ 125,346	$ 504,797

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Stock Selector Small Cap
Shares sold	6,792,641	42,956,006	$ 127,831,425	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(24,415,131)	(35,360,001)	(466,739,864)	(648,464,613)
Net increase (decrease)	(17,622,490)	8,086,506	$ (338,908,439)	$ 172,540,926
Institutional Class
Shares sold	785,105	1,267,453	$ 14,283,992	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,273,195)	(754,664)	(25,637,243)	(15,119,704)
Net increase (decrease)	(488,090)	513,998	$ (11,353,251)	$ 9,025,786

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

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FMR Co., Inc.

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(U.K.) Inc.

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCS-USAN-0612
1.843153.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,101.80	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.67%
Actual		$ 1,000.00	$ 1,100.70	$ 8.72
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.37
Class B	2.16%
Actual		$ 1,000.00	$ 1,097.50	$ 11.26
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,097.80	$ 11.27
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Stock Selector Small Cap	1.11%
Actual		$ 1,000.00	$ 1,103.00	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.57
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,105.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Highwoods Properties, Inc. (SBI)	1.4	1.3
Home Properties, Inc.	1.2	1.3
National Retail Properties, Inc.	1.2	1.3
Colonial Properties Trust (SBI)	1.1	0.0
DCT Industrial Trust, Inc.	1.1	0.0
Glimcher Realty Trust	1.1	1.0
Bank of the Ozarks, Inc.	1.1	0.0
Ramco-Gershenson Properties Trust (SBI)	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.1
American Assets Trust, Inc.	1.0	1.0
	11.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	20.2
Information Technology	16.8	18.8
Industrials	15.2	14.5
Consumer Discretionary	13.1	14.0
Health Care	11.2	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks and Equity Futures 96.4%		Stocks 96.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	8.6%	** Foreign investments	7.4%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.7%
Tenneco, Inc. (a)	357,684	$ 11,027
Hotels, Restaurants & Leisure - 1.8%
Cracker Barrel Old Country Store, Inc.	127,288	7,322
Life Time Fitness, Inc. (a)	215,401	10,029
Wyndham Worldwide Corp.	201,815	10,159
		27,510
Household Durables - 1.8%
iRobot Corp. (a)(d)	288,819	6,819
La-Z-Boy, Inc. (a)	458,510	6,910
Skullcandy, Inc. (a)(d)	378,690	6,104
Tempur-Pedic International, Inc. (a)	119,894	7,055
		26,888
Media - 0.8%
John Wiley & Sons, Inc. Class A	183,203	8,279
MDC Partners, Inc. Class A (sub. vtg.)	378,500	3,906
		12,185
Multiline Retail - 0.7%
Dollarama, Inc.	197,034	10,967
Specialty Retail - 5.2%
Ascena Retail Group, Inc. (a)	633,860	12,981
DSW, Inc. Class A	188,702	10,616
Express, Inc. (a)	471,217	11,130
Fourlis Holdings SA (a)	77,245	122
GameStop Corp. Class A	339,800	7,734
Jos. A. Bank Clothiers, Inc. (a)	194,225	9,235
Shoe Carnival, Inc. (a)	428,688	8,334
Signet Jewelers Ltd.	214,210	10,447
Ulta Salon, Cosmetics & Fragrance, Inc.	92,852	8,188
		78,787
Textiles, Apparel & Luxury Goods - 2.1%
Iconix Brand Group, Inc. (a)(d)	413,090	6,337
PVH Corp.	110,100	9,777
Steven Madden Ltd. (a)	254,138	10,981
Vera Bradley, Inc. (a)(d)	213,902	5,557
		32,652
TOTAL CONSUMER DISCRETIONARY		200,016
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Monster Beverage Corp. (a)	83,400	$ 5,418
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.	153,760	8,664
Fresh Market, Inc. (a)	108,414	5,548
United Natural Foods, Inc. (a)	150,745	7,430
		21,642
Food Products - 0.7%
Calavo Growers, Inc.	164,973	4,731
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	6,104
		10,835
Personal Products - 0.9%
Elizabeth Arden, Inc. (a)	161,216	6,284
Nu Skin Enterprises, Inc. Class A	143,193	7,632
		13,916
TOTAL CONSUMER STAPLES		51,811
ENERGY - 6.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	180,100	7,984
Total Energy Services, Inc.	494,300	7,361
		15,345
Oil, Gas & Consumable Fuels - 5.4%
Atlas Pipeline Partners, LP	339,813	11,880
Berry Petroleum Co. Class A	247,800	11,287
Cheniere Energy, Inc. (a)	376,167	6,888
Cloud Peak Energy, Inc. (a)	503,900	7,755
Energen Corp.	50,262	2,633
Petroleum Development Corp. (a)	313,501	10,781
Stone Energy Corp. (a)	405,300	11,369
Targa Resources Corp.	254,500	12,239
Western Refining, Inc. (d)	392,040	7,468
		82,300
TOTAL ENERGY		97,645
FINANCIALS - 22.0%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	61,200	6,954
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	744,511	$ 11,838
Knight Capital Group, Inc. Class A (a)	849,848	11,167
Waddell & Reed Financial, Inc. Class A	420,959	13,462
		43,421
Commercial Banks - 6.3%
Associated Banc-Corp.	772,223	10,294
Bank of the Ozarks, Inc.	526,300	16,263
BBCN Bancorp, Inc. (a)	1,064,286	11,686
Bridge Capital Holdings (a)	132,346	2,024
Cathay General Bancorp	491,818	8,469
City National Corp.	227,100	12,095
Columbia Banking Systems, Inc.	541,400	11,093
National Penn Bancshares, Inc.	1,487,300	13,713
PacWest Bancorp	474,275	11,297
		96,934
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	170,400	12,262
Alterra Capital Holdings Ltd.	559,600	13,391
Amerisafe, Inc. (a)	478,500	12,786
ProAssurance Corp.	119,420	10,520
		48,959
Real Estate Investment Trusts - 9.0%
American Assets Trust, Inc.	631,200	14,840
Colonial Properties Trust (SBI)	764,253	17,096
DCT Industrial Trust, Inc.	2,790,100	16,545
Glimcher Realty Trust	1,649,040	16,309
Highwoods Properties, Inc. (SBI)	609,000	21,152
Home Properties, Inc.	299,330	18,274
National Retail Properties, Inc.	655,600	17,950
Ramco-Gershenson Properties Trust (SBI)	1,291,050	15,544
		137,710
Thrifts & Mortgage Finance - 0.7%
Washington Federal, Inc.	594,249	10,423
TOTAL FINANCIALS		337,447
HEALTH CARE - 11.1%
Biotechnology - 4.6%
Achillion Pharmaceuticals, Inc. (a)	501,084	3,332
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	135,229	$ 1,540
ARIAD Pharmaceuticals, Inc. (a)	532,180	8,675
BioMarin Pharmaceutical, Inc. (a)	118,406	4,109
Dynavax Technologies Corp. (a)	1,397,341	7,001
Infinity Pharmaceuticals, Inc. (a)(d)	441,156	5,956
Isis Pharmaceuticals, Inc. (a)	538,528	4,308
Medivation, Inc. (a)	65,000	5,257
Merrimack Pharmaceuticals, Inc.	30,600	242
Merrimack Pharmaceuticals, Inc. (f)	391,134	2,781
Neurocrine Biosciences, Inc. (a)	61,500	457
OncoGenex Pharmaceuticals, Inc. (a)	272,229	3,539
Rigel Pharmaceuticals, Inc. (a)	320,000	2,474
Synageva BioPharma Corp. (a)	146,684	5,571
Targacept, Inc. (a)	682,417	3,241
Theravance, Inc. (a)	279,869	6,056
Threshold Pharmaceuticals, Inc. (a)	433,594	3,157
XOMA Corp. (a)(d)	1,130,059	3,266
		70,962
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (a)	351,667	11,151
Analogic Corp.	36,041	2,458
Cerus Corp. (a)(d)	1,570,105	6,186
Conceptus, Inc. (a)	243,513	4,571
ICU Medical, Inc. (a)	22,884	1,201
Natus Medical, Inc. (a)	297,390	3,640
NxStage Medical, Inc. (a)	148,763	2,529
Sirona Dental Systems, Inc. (a)	91,125	4,603
		36,339
Health Care Providers & Services - 2.3%
Air Methods Corp. (a)	69,973	5,885
Centene Corp. (a)	177,492	7,027
Corvel Corp. (a)	133,017	5,785
Humana, Inc.	64,828	5,230
MEDNAX, Inc. (a)	87,938	6,177
Wellcare Health Plans, Inc. (a)	90,025	5,508
		35,612
Health Care Technology - 0.3%
Epocrates, Inc. (a)(d)	595,900	4,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Biodelivery Sciences International, Inc. (a)(d)	602,838	$ 2,291
Luminex Corp. (a)	226,655	5,675
		7,966
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	92,200	4,705
Optimer Pharmaceuticals, Inc. (a)	154,000	2,279
ViroPharma, Inc. (a)	242,722	5,279
XenoPort, Inc. (a)	582,300	2,661
		14,924
TOTAL HEALTH CARE		170,654
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	111,051	5,919
Teledyne Technologies, Inc. (a)	237,642	15,356
		21,275
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	390,600	6,511
Building Products - 1.0%
AAON, Inc. (d)	366,250	7,472
Armstrong World Industries, Inc.	195,058	8,590
		16,062
Commercial Services & Supplies - 1.7%
Swisher Hygiene, Inc.	986,560	1,998
Sykes Enterprises, Inc. (a)	421,302	6,678
Tetra Tech, Inc. (a)	341,587	9,120
United Stationers, Inc.	310,784	8,814
		26,610
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	353,872	8,139
MasTec, Inc. (a)	405,790	7,057
		15,196
Electrical Equipment - 1.6%
General Cable Corp. (a)	392,815	11,564
GrafTech International Ltd. (a)	580,447	6,814
II-VI, Inc. (a)	310,852	6,344
		24,722
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	168,700	$ 9,289
Machinery - 2.7%
Actuant Corp. Class A	344,021	9,381
Altra Holdings, Inc. (a)	326,387	5,966
CLARCOR, Inc.	212,814	10,219
TriMas Corp. (a)	318,533	7,011
Wabtec Corp.	103,229	8,029
		40,606
Marine - 0.4%
DryShips, Inc. (a)	1,822,297	5,758
Professional Services - 3.0%
Advisory Board Co. (a)	113,468	10,344
Equifax, Inc.	203,700	9,334
Manpower, Inc.	195,200	8,316
Stantec, Inc.	342,400	11,186
Towers Watson & Co.	94,300	6,167
		45,347
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	472,107	9,933
Watsco, Inc.	159,823	11,499
		21,432
TOTAL INDUSTRIALS		232,808
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	269,900	7,576
Brocade Communications Systems, Inc. (a)	1,974,583	10,939
Ixia (a)	719,687	9,068
NETGEAR, Inc. (a)	146,632	5,645
Polycom, Inc. (a)	570,374	7,569
Riverbed Technology, Inc. (a)	283,352	5,591
		46,388
Computers & Peripherals - 2.5%
NCR Corp. (a)	392,800	9,231
Quantum Corp. (a)	4,535,482	10,794
Super Micro Computer, Inc. (a)	678,293	11,972
Synaptics, Inc. (a)	215,536	6,619
		38,616
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.7%
Fabrinet (a)	646,861	$ 10,880
Internet Software & Services - 2.8%
Constant Contact, Inc. (a)(d)	128,811	3,113
InfoSpace, Inc. (a)	654,964	7,290
QuinStreet, Inc. (a)	637,614	6,701
Rackspace Hosting, Inc. (a)	90,401	5,251
VeriSign, Inc.	234,201	9,628
Web.com, Inc. (a)	871,870	11,291
		43,274
IT Services - 1.2%
Euronet Worldwide, Inc. (a)	564,984	12,221
HiSoft Technology International Ltd. ADR (a)	396,576	5,639
		17,860
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	516,939	3,805
Cirrus Logic, Inc. (a)	81,300	2,226
Cymer, Inc. (a)	110,400	5,723
Entegris, Inc. (a)	444,970	3,938
Marvell Technology Group Ltd. (a)	470,244	7,058
Micron Technology, Inc. (a)	658,912	4,342
ON Semiconductor Corp. (a)	612,268	5,057
RF Micro Devices, Inc. (a)	2,071,500	8,970
Spansion, Inc. Class A (a)	473,924	5,716
		46,835
Software - 3.5%
Aspen Technology, Inc. (a)	279,931	5,537
BroadSoft, Inc. (a)	147,323	6,307
Gameloft (a)	538,285	3,349
JDA Software Group, Inc. (a)	115,528	3,336
Kenexa Corp. (a)	147,930	4,833
Mentor Graphics Corp. (a)	470,384	6,797
Micro Focus International PLC	634,976	4,799
Parametric Technology Corp. (a)	534,203	11,528
Synchronoss Technologies, Inc. (a)	217,756	6,816
		53,302
TOTAL INFORMATION TECHNOLOGY		257,155
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	267,703	$ 11,546
Kraton Performance Polymers, Inc. (a)	343,301	8,926
		20,472
Containers & Packaging - 1.0%
Aptargroup, Inc.	135,050	7,362
Rock-Tenn Co. Class A	132,390	8,252
		15,614
Metals & Mining - 2.1%
Carpenter Technology Corp.	152,186	8,471
Coeur d'Alene Mines Corp. (a)	323,500	6,971
Compass Minerals International, Inc.	142,200	10,881
HudBay Minerals, Inc.	463,900	4,884
		31,207
TOTAL MATERIALS		67,293
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	22,733	1,891
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)(d)	5,474,064	8,020
MetroPCS Communications, Inc. (a)	110,100	804
NII Holdings, Inc. (a)	117,204	1,640
		10,464
TOTAL TELECOMMUNICATION SERVICES		12,355
UTILITIES - 3.0%
Electric Utilities - 1.7%
Cleco Corp.	214,700	8,760
Empire District Electric Co.	267,777	5,495
IDACORP, Inc.	162,907	6,637
PNM Resources, Inc.	315,649	5,922
		26,814
Gas Utilities - 0.9%
Atmos Energy Corp.	178,863	5,827
Northwest Natural Gas Co.	163,389	7,467
		13,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	162,200	$ 5,761
TOTAL UTILITIES		45,869
TOTAL COMMON STOCKS (Cost $1,363,369)		1,473,053
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (e) (Cost $2,650)	$ 2,650	2,650
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	36,878,755	36,879
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	39,966,599	39,967
TOTAL MONEY MARKET FUNDS (Cost $76,846)		76,846
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,444,482)		1,554,166
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,105)
NET ASSETS - 100%		$ 1,531,061
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
37 E-mini Russell 2000 Index Contracts	June 2012	$ 3,015	$ 9

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,398,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	722
Total	$ 755
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 200,016	$ 200,016	$ -	$ -
Consumer Staples	51,811	51,811	-	-
Energy	97,645	97,645	-	-
Financials	337,447	337,447	-	-
Health Care	172,271	167,873	2,781	1,617
Industrials	232,808	230,810	1,998	-
Information Technology	257,155	257,155	-	-
Materials	67,293	67,293	-	-
Telecommunication Services	12,355	12,355	-	-
Utilities	45,869	45,869	-	-
U.S. Government and Government Agency Obligations	2,650	-	2,650	-
Money Market Funds	76,846	76,846	-	-
Total Investments in Securities:	$ 1,554,166	$ 1,545,120	$ 7,429	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 9	$ 9	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,738
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,617
Proceeds of Sales	(2,738)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9	$ -
Total Value of Derivatives	$ 9	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,546) - See accompanying schedule: Unaffiliated issuers (cost $1,367,636)	$ 1,477,320
Fidelity Central Funds (cost $76,846)	76,846
Total Investments (cost $1,444,482)		$ 1,554,166
Cash		21
Foreign currency held at value (cost $86)		86
Receivable for investments sold		27,574
Receivable for fund shares sold		1,328
Dividends receivable		967
Distributions receivable from Fidelity Central Funds		36
Prepaid expenses		2
Other receivables		93
Total assets		1,584,273

Liabilities
Payable for investments purchased	$ 8,542
Payable for fund shares redeemed	3,120
Accrued management fee	1,086
Distribution and service plan fees payable	3
Payable for daily variation margin on futures contracts	46
Other affiliated payables	392
Other payables and accrued expenses	56
Collateral on securities loaned, at value	39,967
Total liabilities		53,212

Net Assets		$ 1,531,061
Net Assets consist of:
Paid in capital		$ 1,565,911
Undistributed net investment income		903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,441)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,688
Net Assets		$ 1,531,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,598.8 ÷ 233.59 shares)	$ 19.69

Maximum offering price per share (100/94.25 of $19.69)	$ 20.89
Class T: Net Asset Value and redemption price per share ($1,206.7 ÷ 62.02 shares)	$ 19.46

Maximum offering price per share (100/96.50 of $19.46)	$ 20.17
Class B: Net Asset Value and offering price per share ($240.1 ÷ 12.55 shares)A	$ 19.13

Class C: Net Asset Value and offering price per share ($1,638.1 ÷ 85.86 shares)A	$ 19.08

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,522,030.0 ÷ 76,450.34 shares)	$ 19.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,346.6 ÷ 67.41 shares)	$ 19.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 9,438
Interest		1
Income from Fidelity Central Funds (including $722 from security lending)		755
Total income		10,194

Expenses
Management fee Basic fee	$ 5,119
Performance adjustment	1,569
Transfer agent fees	2,199
Distribution and service plan fees	18
Accounting and security lending fees	265
Custodian fees and expenses	80
Independent trustees' compensation	5
Registration fees	77
Audit	32
Legal	4
Miscellaneous	10
Total expenses before reductions	9,378
Expense reductions	(87)	9,291
Net investment income (loss)		903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	122,743
Foreign currency transactions	10
Futures contracts	1,664
Total net realized gain (loss)		124,417
Change in net unrealized appreciation (depreciation) on: Investment securities	41,283
Assets and liabilities in foreign currencies	(5)
Futures contracts	9
Total change in net unrealized appreciation (depreciation)		41,287
Net gain (loss)		165,704
Net increase (decrease) in net assets resulting from operations		$ 166,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 903	$ 5,290
Net realized gain (loss)	124,417	249,381
Change in net unrealized appreciation (depreciation)	41,287	(126,104)
Net increase (decrease) in net assets resulting from operations	166,607	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(350,822)	183,503
Redemption fees	212	776
Total increase (decrease) in net assets	(184,003)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $903 and $0, respectively)	$ 1,531,061	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.02)	- I,N	(.01)J	- N	(.04)	(.07) K
Net realized and unrealized gain (loss)	1.84	1.73	3.68	1.31	(10.77)	1.66
Total from investment operations	1.82	1.73	3.67	1.31	(10.81)	1.59
Distributions from net investment income	-	(.07)	- N	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.74)	-
Total distributions	-	(.07)	- N	(.02)	(2.74)	-
Redemption fees added to paid in capital E	- N	.01	- N	- N	- N	- N
Net asset value, end of period	$ 19.69	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Total Return B,C,D	10.18%	10.71%	29.32%	11.69%	(48.52)%	6.85%
Ratios to Average Net Assets F,M
Expenses before reductions	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of fee waivers, if any	1.41% A	1.15%	1.00%	1.03%	1.24%	1.27% A
Expenses net of all reductions	1.40% A	1.14%	.99%	1.01%	1.23%	1.26% A
Net investment income (loss)	(.18)% A	-% H,I	(.07)% J	(.03)%	(.24)%	(.57)% A,K
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 3	$ 2	$ 1
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%. K Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. L For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. N Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) H	(.05) I	(.03)	(.08)	(.10) J
Net realized and unrealized gain (loss)	1.82	1.70	3.67	1.30	(10.76)	1.64
Total from investment operations	1.78	1.65	3.62	1.27	(10.84)	1.54
Distributions from net investment income	-	(.05)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.71)	-
Total distributions	-	(.05)	-	(.01)	(2.71)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.46	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Total Return B,C,D	10.07%	10.34%	29.08%	11.42%	(48.70)%	6.64%
Ratios to Average Net Assets F,L
Expenses before reductions	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of fee waivers, if any	1.67% A	1.42%	1.27%	1.30%	1.50%	1.53% A
Expenses net of all reductions	1.66% A	1.41%	1.26%	1.29%	1.49%	1.52% A
Net investment income (loss)	(.45)% A	(.27)% H	(.33)% I	(.31)%	(.50)%	(.83)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,207	$ 1,539	$ 723	$ 550	$ 409	$ 420
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.08)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.63	1.30	(10.73)	1.64
Total from investment operations	1.70	1.55	3.51	1.22	(10.90)	1.49
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.64)	-
Total distributions	-	-	-	(.01)	(2.64)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.13	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Total Return B,C,D	9.75%	9.83%	28.40%	10.92%	(48.94)%	6.42%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.76%	1.77%	1.99%	2.07% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.76%	1.77%	1.99%	2.05% A
Expenses net of all reductions	2.15% A	1.90%	1.75%	1.75%	1.99%	2.04% A
Net investment income (loss)	(.94)% A	(.76)% H	(.82)% I	(.78)%	(1.00)%	(1.32)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 240	$ 246	$ 220	$ 219	$ 199	$ 419
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.41)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71	$ 23.20
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14) H	(.12) I	(.09)	(.17)	(.15) J
Net realized and unrealized gain (loss)	1.79	1.69	3.61	1.31	(10.72)	1.66
Total from investment operations	1.70	1.55	3.49	1.22	(10.89)	1.51
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	-	-	-	(2.70)	-
Total distributions	-	-	-	(.01)	(2.70)	-
Redemption fees added to paid in capital E	- M	.01	- M	- M	- M	- M
Net asset value, end of period	$ 19.08	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Total Return B,C,D	9.78%	9.86%	28.30%	10.96%	(48.95)%	6.51%
Ratios to Average Net Assets F,L
Expenses before reductions	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of fee waivers, if any	2.16% A	1.90%	1.75%	1.76%	2.00%	1.98% A
Expenses net of all reductions	2.15% A	1.89%	1.74%	1.75%	1.99%	1.97% A
Net investment income (loss)	(.93)% A	(.76)% H	(.81)% I	(.77)%	(1.01)%	(1.27)% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638	$ 1,370	$ 820	$ 428	$ 183	$ 294
Portfolio turnover rate G	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. K For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81	$ 22.23
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.03 H	.02	.01	(.04) I
Net realized and unrealized gain (loss)	1.85	1.74	3.72	1.33	(10.82)	5.01
Total from investment operations	1.86	1.79	3.75	1.35	(10.81)	4.97
Distributions from net investment income	-	(.10)	(.01)	(.02)	-	(.05)
Distributions from net realized gain	-	-	-	-	(2.72)	(2.34)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)	(2.39)
Redemption fees added to paid in capital D	- K	.01	- K	- K	- K	- K
Net asset value, end of period	$ 19.91	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Total Return B,C	10.30%	11.03%	29.75%	12.05%	(48.42)%	24.42%
Ratios to Average Net Assets E,J
Expenses before reductions	1.11% A	.85%	.73%	.77%	.95%	1.01%
Expenses net of fee waivers, if any	1.11% A	.85%	.73%	.77%	.95%	1.00%
Expenses net of all reductions	1.10% A	.85%	.72%	.75%	.94%	.99%
Net investment income (loss)	.11% A	.29% G	.21% H	.22%	.05%	(.20)% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,522	$ 1,698	$ 1,406	$ 1,379	$ 1,292	$ 2,602
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82	$ 23.20
Income from Investment Operations
Net investment income (loss) D	.01	.05 G	.05 H	.04	.02	(.03) I
Net realized and unrealized gain (loss)	1.90	1.74	3.72	1.32	(10.82)	1.65
Total from investment operations	1.91	1.79	3.77	1.36	(10.80)	1.62
Distributions from net investment income	-	(.12)	(.01)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(2.73)	-
Total distributions	-	(.12)	(.01)	(.02)	(2.73)	-
Redemption fees added to paid in capital D	- L	.01	- L	- L	-L	- L
Net asset value, end of period	$ 19.98	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Total Return B,C	10.57%	10.99%	29.89%	12.14%	(48.36)%	6.98%
Ratios to Average Net Assets E,K
Expenses before reductions	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of fee waivers, if any	1.12% A	.86%	.63%	.63%	.84%	.94% A
Expenses net of all reductions	1.11% A	.85%	.62%	.62%	.84%	.93% A
Net investment income (loss)	.10% A	.29% G	.31% H	.36%	.15%	(.24)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,347	$ 10,038	$ 680	$ 413	$ 376	$ 162
Portfolio turnover rate F	65% A	73%	138%	135%	101%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.33)%. J For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 206,688,225
Gross unrealized depreciation	(97,735,087)
Net unrealized appreciation (depreciation) on securities and other investments	$ 108,953,138

Tax cost	$ 1,445,213,286

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (267,891,888)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,663,521 and a change in net unrealized appreciation (depreciation) of $9,307 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $523,889,933 and $869,647,887, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,787	$ 140
Class T	.25%	.25%	3,568	77
Class B	.75%	.25%	1,255	946
Class C	.75%	.25%	7,789	2,722
			$ 18,399	$ 3,885

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,779
Class T	315
Class B*	843
Class C*	388
$ 3,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,062.31
Class T	2,282.32
Class B	386.31
Class C	2,374.30
Stock Selector Small Cap	2,164,957.26
Institutional Class	21,836.27
	$ 2,198,897

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,276 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,103,440. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $7,132 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,369 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	50,657	141,619	$ 935,339	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(57,310)	(107,880)	(1,105,494)	(1,998,562)
Net increase (decrease)	(6,653)	34,533	$ (170,155)	$ 567,357
Class T
Shares sold	8,364	81,238	$ 151,582	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(33,346)	(39,400)	(638,529)	(704,438)
Net increase (decrease)	(24,982)	41,992	$ (486,947)	$ 856,989
Class B
Shares sold	355	5,592	$ 6,305	$ 102,797
Shares redeemed	(1,907)	(5,365)	(36,220)	(93,413)
Net increase (decrease)	(1,552)	227	$ (29,915)	$ 9,384
Class C
Shares sold	16,941	52,816	$ 306,785	$ 972,098
Shares redeemed	(9,911)	(25,832)	(181,439)	(467,301)
Net increase (decrease)	7,030	26,984	$ 125,346	$ 504,797

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Stock Selector Small Cap
Shares sold	6,792,641	42,956,006	$ 127,831,425	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(24,415,131)	(35,360,001)	(466,739,864)	(648,464,613)
Net increase (decrease)	(17,622,490)	8,086,506	$ (338,908,439)	$ 172,540,926
Institutional Class
Shares sold	785,105	1,267,453	$ 14,283,992	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,273,195)	(754,664)	(25,637,243)	(15,119,704)
Net increase (decrease)	(488,090)	513,998	$ (11,353,251)	$ 9,025,786

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ASCSI-USAN-0612
1.843146.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Value

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Value	.81%
Actual		$ 1,000.00	$ 1,123.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class K	.66%
Actual		$ 1,000.00	$ 1,124.10	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.5	2.5
Edison International	1.8	1.9
Wells Fargo & Co.	1.7	1.5
Berkshire Hathaway, Inc. Class B	1.6	1.6
U.S. Bancorp	1.3	1.8
Northeast Utilities	1.1	0.0
Owens Corning	1.1	0.9
The AES Corp.	1.1	1.1
Lorillard, Inc.	1.0	0.6
State Street Corp.	1.0	1.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.6	28.8
Industrials	11.6	11.9
Utilities	11.3	11.9
Consumer Discretionary	11.1	10.2
Information Technology	9.2	9.6
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	16.8%	** Foreign investments	16.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Autoliv, Inc. (d)	478,591	$ 30,027
Delphi Automotive PLC	691,989	21,237
Tenneco, Inc. (a)	471,739	14,544
		65,808
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	835,500	11,107
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	448,191	14,105
Carnival Corp. unit	956,774	31,086
Penn National Gaming, Inc. (a)	629,360	28,309
Sonic Corp. (a)	2,480,271	17,908
Wyndham Worldwide Corp.	552,836	27,830
		119,238
Household Durables - 0.8%
Jarden Corp.	1,040,648	43,634
PulteGroup, Inc. (a)	1,035,709	10,191
		53,825
Leisure Equipment & Products - 0.3%
Brunswick Corp.	670,555	17,629
Media - 1.7%
Aegis Group PLC	9,416,521	27,160
Cablevision Systems Corp. - NY Group Class A	1,115,885	16,537
Cinemark Holdings, Inc.	664,716	15,262
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,436,260	25,867
Kabel Deutschland Holding AG	129,500	8,160
The Walt Disney Co.	193,000	8,320
Valassis Communications, Inc. (a)(d)	668,786	13,376
		114,682
Multiline Retail - 0.8%
Macy's, Inc.	1,016,100	41,680
PPR SA	56,600	9,467
		51,147
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	107,000	5,368
Advance Auto Parts, Inc.	156,289	14,347
Ascena Retail Group, Inc. (a)	800,300	16,390
Best Buy Co., Inc.	1,876,978	41,425
Chico's FAS, Inc.	2,494,698	38,319
Collective Brands, Inc. (a)	1,457,929	30,281
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	135,500	$ 3,967
Jos. A. Bank Clothiers, Inc. (a)	323,458	15,380
Lowe's Companies, Inc.	1,286,965	40,501
OfficeMax, Inc. (a)	1,653,004	7,686
Signet Jewelers Ltd.	271,567	13,244
Staples, Inc.	2,322,103	35,760
		262,668
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	850,000	24,482
Warnaco Group, Inc. (a)	228,064	12,078
		36,560
TOTAL CONSUMER DISCRETIONARY		732,664
CONSUMER STAPLES - 6.1%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	445,286	13,412
Cott Corp. (a)	1,733,500	11,285
Dr Pepper Snapple Group, Inc.	802,652	32,572
Molson Coors Brewing Co. Class B	452,910	18,832
Treasury Wine Estates Ltd.	2,621,695	11,800
		87,901
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	165,920	9,350
CVS Caremark Corp.	505,020	22,534
Kroger Co.	516,704	12,024
Walgreen Co.	656,419	23,014
		66,922
Food Products - 2.6%
Archer Daniels Midland Co.	264,344	8,150
Bunge Ltd.	347,299	22,401
ConAgra Foods, Inc.	961,160	24,817
Danone	266,400	18,744
Dean Foods Co. (a)	1,490,062	18,298
Flowers Foods, Inc.	967,083	20,744
Sara Lee Corp.	453,290	9,991
The J.M. Smucker Co.	569,297	45,333
		168,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	319,831	$ 11,037
Tobacco - 1.0%
Lorillard, Inc.	499,833	67,622
TOTAL CONSUMER STAPLES		401,960
ENERGY - 7.2%
Energy Equipment & Services - 2.5%
BW Offshore Ltd.	10,798,344	15,002
Cameron International Corp. (a)	412,220	21,126
Exterran Holdings, Inc. (a)	550,828	7,442
Halliburton Co.	932,999	31,927
Heckmann Corp. (a)(d)	1,566,518	5,953
National Oilwell Varco, Inc.	220,431	16,700
Patterson-UTI Energy, Inc.	903,000	14,602
Rowan Companies, Inc. (a)	623,995	21,547
Schlumberger Ltd.	228,600	16,948
Unit Corp. (a)	339,876	14,360
		165,607
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	174,300	12,761
Apache Corp.	150,588	14,447
Atlas Pipeline Partners, LP	494,100	17,274
BPZ Energy, Inc. (a)(d)	2,428,300	9,835
Cimarex Energy Co.	193,000	13,338
Cloud Peak Energy, Inc. (a)	699,514	10,766
Energen Corp.	566,712	29,684
HollyFrontier Corp.	1,135,870	35,008
Marathon Oil Corp.	474,900	13,934
Marathon Petroleum Corp.	326,000	13,565
Nexen, Inc.	1,729,500	33,426
Noble Energy, Inc.	225,700	22,417
Phillips 66 (a)(g)	401,100	13,657
Williams Companies, Inc.	1,498,938	51,009
World Fuel Services Corp.	462,420	20,374
		311,495
TOTAL ENERGY		477,102
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 28.6%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	470,239	$ 25,492
Ashmore Group PLC	2,088,900	12,972
Bank of New York Mellon Corp.	434,404	10,274
Fortress Investment Group LLC	2,590,800	9,275
Goldman Sachs Group, Inc.	170,032	19,579
Invesco Ltd.	1,331,600	33,077
Knight Capital Group, Inc. Class A (a)	1,232,323	16,193
Morgan Stanley	1,764,047	30,483
State Street Corp.	1,425,917	65,906
TD Ameritrade Holding Corp.	550,564	10,345
The Blackstone Group LP	1,267,870	17,192
		250,788
Commercial Banks - 5.9%
Bank of Ireland (a)	140,863,526	20,918
CIT Group, Inc. (a)	1,651,803	62,521
Comerica, Inc.	136,799	4,380
DnB NOR ASA (d)	1,516,295	16,349
Heritage Financial Corp., Washington	133,801	1,753
Itau Unibanco Banco Multiplo SA sponsored ADR	3,209,475	50,357
PNC Financial Services Group, Inc.	462,555	30,677
Seven Bank Ltd.	3,565,300	8,810
U.S. Bancorp	2,623,412	84,395
Wells Fargo & Co.	3,312,341	110,732
		390,892
Consumer Finance - 1.1%
Capital One Financial Corp.	585,800	32,500
SLM Corp.	2,662,490	39,485
		71,985
Diversified Financial Services - 1.5%
CME Group, Inc.	95,000	25,253
JPMorgan Chase & Co.	1,445,821	62,141
The NASDAQ Stock Market, Inc.	573,087	14,081
		101,475
Insurance - 8.7%
AEGON NV	2,843,031	13,226
AFLAC, Inc.	1,241,554	55,920
Aon PLC	739,962	38,330
Berkshire Hathaway, Inc. Class B (a)	1,296,534	104,306
Brasil Insurance Participacoes e Administracao SA	957,200	10,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	140,661	$ 57,673
First American Financial Corp.	1,315,132	22,028
Greenlight Capital Re, Ltd. (a)	19,800	493
Hilltop Holdings, Inc. (a)	354,619	2,812
Jardine Lloyd Thompson Group PLC	1,437,907	16,407
MetLife, Inc.	1,450,664	52,267
Progressive Corp.	380,400	8,103
Prudential Financial, Inc.	524,822	31,773
Reinsurance Group of America, Inc.	499,318	29,030
StanCorp Financial Group, Inc.	625,475	24,006
Torchmark Corp.	769,401	37,478
Unum Group	1,216,204	28,873
Validus Holdings Ltd.	1,051,638	34,178
XL Group PLC Class A	649,770	13,977
		581,350
Real Estate Investment Trusts - 4.6%
American Capital Agency Corp.	490,833	15,334
American Tower Corp.	686,600	45,027
Douglas Emmett, Inc.	914,817	21,260
Post Properties, Inc.	471,392	22,957
Prologis, Inc.	956,194	34,213
Public Storage	207,277	29,695
SL Green Realty Corp.	623,571	51,407
Ventas, Inc.	767,892	45,144
Weyerhaeuser Co.	1,885,926	38,397
		303,434
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	1,393,800	17,315
Brookfield Asset Management, Inc. Class A	181,200	5,980
Forest City Enterprises, Inc. Class A (a)	3,429,301	54,697
Forestar Group, Inc. (a)	1,511,903	23,253
Kennedy-Wilson Holdings, Inc.	5,097,450	71,670
		172,915
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	1,970,735	24,319
TOTAL FINANCIALS		1,897,158
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.5%
Biotechnology - 0.2%
Amgen, Inc.	131,260	$ 9,334
Health Care Equipment & Supplies - 1.9%
ArthroCare Corp. (a)	599,112	14,954
Boston Scientific Corp. (a)	2,920,822	18,284
CareFusion Corp. (a)	457,500	11,854
Covidien PLC	225,800	12,471
DENTSPLY International, Inc.	165,806	6,808
Hologic, Inc. (a)	675,655	12,919
The Cooper Companies, Inc.	67,724	5,971
Zimmer Holdings, Inc.	698,921	43,983
		127,244
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	219,700	4,176
CIGNA Corp.	817,700	37,802
DaVita, Inc. (a)	114,491	10,142
Emeritus Corp. (a)	1,387,733	23,869
Health Net, Inc. (a)	223,996	7,976
HealthSouth Corp. (a)	667,000	14,934
Humana, Inc.	211,376	17,054
Lincare Holdings, Inc.	545,665	13,314
McKesson Corp.	251,504	22,990
MEDNAX, Inc. (a)	239,660	16,834
Omnicare, Inc.	187,900	6,546
UnitedHealth Group, Inc.	256,998	14,430
Universal Health Services, Inc. Class B	111,451	4,760
		194,827
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	142,600	6,611
PerkinElmer, Inc.	576,700	15,917
		22,528
Pharmaceuticals - 1.2%
AVANIR Pharmaceuticals Class A (a)(d)	2,675,858	8,161
Cadence Pharmaceuticals, Inc. (a)	2,199,964	8,118
Endo Pharmaceuticals Holdings, Inc. (a)	545,301	19,162
Forest Laboratories, Inc. (a)	325,700	11,344
Impax Laboratories, Inc. (a)	328,193	8,083
Jazz Pharmaceuticals PLC (a)	98,277	5,015
ViroPharma, Inc. (a)	204,836	4,455
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	354,415	$ 7,709
XenoPort, Inc. (a)	1,493,776	6,827
		78,874
TOTAL HEALTH CARE		432,807
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (a)	1,004,609	12,327
Esterline Technologies Corp. (a)	231,377	15,847
Lockheed Martin Corp.	228,185	20,660
Meggitt PLC	4,787,815	31,745
Textron, Inc.	524,545	13,974
Ultra Electronics Holdings PLC	373,300	10,203
		104,756
Airlines - 0.2%
Pinnacle Airlines Corp. (a)(e)	1,925,465	874
SkyWest, Inc.	1,136,795	10,220
		11,094
Building Products - 1.4%
Lennox International, Inc.	416,505	18,076
Masco Corp.	596,122	7,857
Owens Corning (a)	2,063,212	70,871
		96,804
Commercial Services & Supplies - 2.5%
Corrections Corp. of America (a)	979,311	28,292
Interface, Inc. Class A	1,258,064	17,814
Intrum Justitia AB	848,037	12,871
Quad/Graphics, Inc.	969,172	13,026
Republic Services, Inc.	1,300,484	35,594
Sykes Enterprises, Inc. (a)	732,776	11,614
The Geo Group, Inc. (a)	2,242,948	46,451
		165,662
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	285,435	6,300
Foster Wheeler AG (a)	2,016,194	46,372
Shaw Group, Inc. (a)	243,436	7,369
		60,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Alstom SA	212,284	$ 7,582
GrafTech International Ltd. (a)	2,844,622	33,396
Hubbell, Inc. Class B	144,200	11,571
Prysmian SpA	1,088,203	17,719
		70,268
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	330,100	18,175
Koninklijke Philips Electronics NV	494,700	9,846
Orkla ASA (A Shares) (d)	1,239,000	9,103
		37,124
Machinery - 1.7%
Cummins, Inc.	72,100	8,351
Fiat Industrial SpA (d)	1,342,594	15,232
Ingersoll-Rand PLC	607,481	25,830
Snap-On, Inc.	288,714	18,056
Stanley Black & Decker, Inc.	613,106	44,855
		112,324
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	2,068
Professional Services - 0.3%
Towers Watson & Co.	354,559	23,188
Road & Rail - 1.1%
Con-way, Inc.	884,243	28,738
Contrans Group, Inc. Class A	1,081,200	9,742
Quality Distribution, Inc. (a)(e)	1,648,342	18,412
Union Pacific Corp.	39,167	4,404
Vitran Corp., Inc. (a)(e)	1,632,988	14,027
		75,323
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	1,027,668	11,900
TOTAL INDUSTRIALS		770,552
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,584,954	31,937
Comverse Technology, Inc. (a)	2,544,960	16,415
Motorola Solutions, Inc.	323,540	16,510
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	1,051,575	$ 13,954
ViaSat, Inc. (a)	301,601	14,567
		93,383
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	438,523	7,828
Hewlett-Packard Co.	878,581	21,754
SanDisk Corp. (a)	539,200	19,956
Western Digital Corp. (a)	240,800	9,345
		58,883
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	325,758	3,648
Arrow Electronics, Inc. (a)	557,227	23,431
Avnet, Inc. (a)	337,820	12,189
Brightpoint, Inc. (a)	387,170	2,369
Corning, Inc.	580,016	8,323
Flextronics International Ltd. (a)	5,588,396	37,219
Itron, Inc. (a)	191,671	7,820
Jabil Circuit, Inc.	1,789,954	41,974
TE Connectivity Ltd.	581,961	21,218
		158,191
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	599,200	9,312
IT Services - 1.5%
Amdocs Ltd. (a)	673,810	21,562
Atos Origin SA	200,112	12,889
Fiserv, Inc. (a)	405,303	28,489
Global Payments, Inc.	404,268	18,770
Unisys Corp. (a)	874,264	16,314
		98,024
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	1,108,136	8,156
Analog Devices, Inc.	333,100	12,984
ASML Holding NV	292,525	14,916
Freescale Semiconductor Holdings I Ltd.	2,051,716	25,462
Intersil Corp. Class A	1,568,969	16,113
Marvell Technology Group Ltd. (a)	2,057,236	30,879
NXP Semiconductors NV (a)	473,100	12,230
ON Semiconductor Corp. (a)	998,818	8,250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	1,125,066	$ 7,954
Spansion, Inc. Class A (a)	1,215,590	14,660
		151,604
Software - 0.6%
BMC Software, Inc. (a)	327,850	13,527
JDA Software Group, Inc. (a)	422,985	12,216
Oracle Corp.	510,200	14,995
		40,738
TOTAL INFORMATION TECHNOLOGY		610,135
MATERIALS - 5.5%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	284,367	24,311
Ashland, Inc.	729,755	48,069
Cytec Industries, Inc.	365,000	23,203
Eastman Chemical Co.	620,570	33,492
Lanxess AG	128,072	10,198
LyondellBasell Industries NV Class A	424,150	17,721
Methanex Corp.	338,008	11,902
W.R. Grace & Co. (a)	275,819	16,442
Westlake Chemical Corp. (d)	297,620	19,033
		204,371
Containers & Packaging - 1.5%
Ball Corp.	654,882	27,348
Crown Holdings, Inc. (a)	443,651	16,406
Rock-Tenn Co. Class A	445,034	27,739
Sealed Air Corp.	684,723	13,133
Sonoco Products Co.	490,578	16,253
		100,879
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	227,900	4,911
Compass Minerals International, Inc.	234,796	17,967
Gem Diamonds Ltd. (a)	1,153,799	4,850
Reliance Steel & Aluminum Co.	452,263	25,277
SunCoke Energy, Inc. (a)	387,497	5,898
		58,903
TOTAL MATERIALS		364,153
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	43,291	$ 1,669
Frontier Communications Corp. (d)	1,512,769	6,112
		7,781
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	1,247,132	17,454
Sprint Nextel Corp. (a)	657,804	1,631
		19,085
TOTAL TELECOMMUNICATION SERVICES		26,866
UTILITIES - 11.3%
Electric Utilities - 6.1%
Cleco Corp.	1,606,603	65,549
Edison International	2,722,570	119,820
El Paso Electric Co.	309,003	9,468
FirstEnergy Corp.	427,300	20,006
NextEra Energy, Inc.	435,493	28,024
Northeast Utilities	1,974,327	72,596
Pepco Holdings, Inc.	930,600	17,607
PNM Resources, Inc.	1,987,722	37,290
PPL Corp.	1,155,439	31,601
		401,961
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	1,246,660	23,375
The AES Corp. (a)	5,625,880	70,436
		93,811
Multi-Utilities - 3.8%
CMS Energy Corp.	1,980,646	45,535
OGE Energy Corp.	752,951	40,629
Sempra Energy	2,601,933	168,446
		254,610
TOTAL UTILITIES		750,382
TOTAL COMMON STOCKS (Cost $6,446,557)		6,463,779
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $9,773)	50,500	$ 9,567
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/24/12 (f) (Cost $5,200)	$ 5,200	5,200
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	145,843,400	145,843
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	79,091,017	79,091
TOTAL MONEY MARKET FUNDS (Cost $224,934)		224,934
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $13,212)	$ 13,212	13,212
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,699,676)		6,716,692
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(77,825)
NET ASSETS - 100%		$ 6,638,867
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
55 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 5,443	$ (1)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,300,000.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,212,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 3,612
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,810
RBS Securities, Inc.	6,790
$ 13,212
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	615
Total	$ 713
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ -	$ -	$ 874
Quality Distribution, Inc.	16,056	3,256	1,173	-	18,412
Vitran Corp., Inc.	7,920	-	-	-	14,027
Total	$ 28,924	$ 3,256	$ 1,173	$ -	$ 33,313
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 742,231	$ 742,231	$ -	$ -
Consumer Staples	401,960	401,960	-	-
Energy	477,102	477,102	-	-
Financials	1,897,158	1,854,204	42,954	-
Health Care	432,807	432,807	-	-
Industrials	770,552	760,706	9,846	-
Information Technology	610,135	610,135	-	-
Materials	364,153	364,153	-	-
Telecommunication Services	26,866	26,866	-	-
Utilities	750,382	750,382	-	-
U.S. Government and Government Agency Obligations	5,200	-	5,200	-
Money Market Funds	224,934	224,934	-	-
Cash Equivalents	13,212	-	13,212	-
Total Investments in Securities:	$ 6,716,692	$ 6,645,480	$ 71,212	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1)
Total Value of Derivatives	$ -	$ (1)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.2%
Bermuda	2.6%
Canada	2.4%
United Kingdom	2.1%
Brazil	1.5%
Ireland	1.3%
Netherlands	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,548 and repurchase agreements of $13,212) - See accompanying schedule: Unaffiliated issuers (cost $6,438,608)	$ 6,458,445
Fidelity Central Funds (cost $224,934)	224,934
Other affiliated issuers (cost $36,134)	33,313
Total Investments (cost $6,699,676)		$ 6,716,692
Cash		31
Foreign currency held at value (cost $534)		534
Receivable for investments sold		73,166
Receivable for fund shares sold		2,582
Dividends receivable		5,541
Distributions receivable from Fidelity Central Funds		181
Prepaid expenses		6
Other receivables		455
Total assets		6,799,188

Liabilities
Payable for investments purchased
Regular delivery	$ 53,983
Delayed delivery	14,343
Payable for fund shares redeemed	9,033
Accrued management fee	2,265
Payable for daily variation margin on futures contracts	83
Other affiliated payables	1,104
Other payables and accrued expenses	419
Collateral on securities loaned, at value	79,091
Total liabilities		160,321

Net Assets		$ 6,638,867
Net Assets consist of:
Paid in capital		$ 9,013,599
Undistributed net investment income		13,179
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,404,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,049
Net Assets		$ 6,638,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($5,870,015 ÷ 81,756.6 shares)	$ 71.80

Class K: Net Asset Value, offering price and redemption price per share ($768,852 ÷ 10,697.1 shares)	$ 71.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 58,923
Interest		2
Income from Fidelity Central Funds		713
Total income		59,638

Expenses
Management fee Basic fee	$ 18,385
Performance adjustment	636
Transfer agent fees	6,111
Accounting and security lending fees	579
Custodian fees and expenses	119
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	79
Audit	51
Legal	14
Miscellaneous	31
Total expenses before reductions	26,026
Expense reductions	(169)	25,857
Net investment income (loss)		33,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,753
Other affiliated issuers	759
Foreign currency transactions	(299)
Futures contracts	(16)
Total net realized gain (loss)		54,197
Change in net unrealized appreciation (depreciation) on: Investment securities	676,648
Assets and liabilities in foreign currencies	12
Futures contracts	1,090
Total change in net unrealized appreciation (depreciation)		677,750
Net gain (loss)		731,947
Net increase (decrease) in net assets resulting from operations		$ 765,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,781	$ 71,043
Net realized gain (loss)	54,197	852,091
Change in net unrealized appreciation (depreciation)	677,750	(642,684)
Net increase (decrease) in net assets resulting from operations	765,728	280,450
Distributions to shareholders from net investment income	(59,276)	(112,001)
Distributions to shareholders from net realized gain	(2,930)	(2,508)
Total distributions	(62,206)	(114,509)
Share transactions - net increase (decrease)	(709,636)	(1,667,982)
Total increase (decrease) in net assets	(6,114)	(1,502,041)

Net Assets
Beginning of period	6,644,981	8,147,022
End of period (including undistributed net investment income of $13,179 and undistributed net investment income of $38,674, respectively)	$ 6,638,867	$ 6,644,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82
Income from Investment Operations
Net investment income (loss) D	.34	.59	.66 G	.59	.75	.64
Net realized and unrealized gain (loss)	7.54	.75	12.09	7.69	(38.92)	11.79
Total from investment operations	7.88	1.34	12.75	8.28	(38.17)	12.43
Distributions from net investment income	(.58)	(.88)	(.48)	(.24)	(.56)	(.56)
Distributions from net realized gain	(.03)	(.02)	-	-	(7.09)	(6.09)
Total distributions	(.61)	(.90)	(.48)	(.24)	(7.65)	(6.65)
Net asset value, end of period	$ 71.80	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Total Return B,C	12.33%	2.05%	24.74%	19.12%	(46.34)%	15.82%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.60%	.64%	.64%	.76%	.70%
Expenses net of fee waivers, if any	.81% A	.60%	.64%	.64%	.76%	.70%
Expenses net of all reductions	.80% A	.59%	.63%	.64%	.76%	.69%
Net investment income (loss)	1.01% A	.87%	1.12% G	1.41%	1.10%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 5,870	$ 6,006	$ 7,276	$ 7,278	$ 11,066	$ 22,558
Portfolio turnover rate F	67% A	95%	148%	51%	50%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.39	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	7.53	.74	12.12	7.67	(29.04)
Total from investment operations	7.92	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.03)	(.02)	-	-	-
Total distributions	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 71.87	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B,C	12.41%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E,I
Expenses before reductions	.66% A	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.66% A	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.65% A	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.16% A	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 769	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	67% A	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value® Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 578,007
Gross unrealized depreciation	(613,724)
Net unrealized appreciation (depreciation) on securities and other investments	$ (35,717)

Tax cost	$ 6,752,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (2,067,432)
2018	(328,316)
Total capital loss carryforward	$ (2,395,748)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(16) and a change in net unrealized appreciation (depreciation) of $1,090 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,162,069 and $2,880,472, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,933.20
Class K	178.05
	$ 6,111

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $274. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $615, including $3 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Value	$ 52,420	$ 98,394
Class K	6,856	13,607
Total	$ 59,276	$ 112,001
From net realized gain
Value	$ 2,639	$ 2,236
Class K	291	272
Total	$ 2,930	$ 2,508

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Value
Shares sold	2,494	9,763	$ 169,061	$ 677,671
Reinvestment of distributions	833	1,446	52,550	96,363
Shares redeemed	(14,655)	(31,637)	(987,115)	(2,177,863)
Net increase (decrease)	(11,328)	(20,428)	$ (765,504)	$ (1,403,829)
Class K
Shares sold	3,313	4,738	$ 225,265	$ 327,041
Reinvestment of distributions	113	208	7,147	13,878
Shares redeemed	(2,605)	(8,636)	(176,544)	(605,072)
Net increase (decrease)	821	(3,690)	$ 55,868	$ (264,153)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

VAL-USAN-0612
1.784919.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Value

Fund -
Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Value	.81%
Actual		$ 1,000.00	$ 1,123.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Class K	.66%
Actual		$ 1,000.00	$ 1,124.10	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.5	2.5
Edison International	1.8	1.9
Wells Fargo & Co.	1.7	1.5
Berkshire Hathaway, Inc. Class B	1.6	1.6
U.S. Bancorp	1.3	1.8
Northeast Utilities	1.1	0.0
Owens Corning	1.1	0.9
The AES Corp.	1.1	1.1
Lorillard, Inc.	1.0	0.6
State Street Corp.	1.0	1.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.6	28.8
Industrials	11.6	11.9
Utilities	11.3	11.9
Consumer Discretionary	11.1	10.2
Information Technology	9.2	9.6
Asset Allocation (% of fund's net assets)
As of April 30, 2012 *		As of October 31, 2011 **
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 97.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	16.8%	** Foreign investments	16.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.0%
Autoliv, Inc. (d)	478,591	$ 30,027
Delphi Automotive PLC	691,989	21,237
Tenneco, Inc. (a)	471,739	14,544
		65,808
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	835,500	11,107
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	448,191	14,105
Carnival Corp. unit	956,774	31,086
Penn National Gaming, Inc. (a)	629,360	28,309
Sonic Corp. (a)	2,480,271	17,908
Wyndham Worldwide Corp.	552,836	27,830
		119,238
Household Durables - 0.8%
Jarden Corp.	1,040,648	43,634
PulteGroup, Inc. (a)	1,035,709	10,191
		53,825
Leisure Equipment & Products - 0.3%
Brunswick Corp.	670,555	17,629
Media - 1.7%
Aegis Group PLC	9,416,521	27,160
Cablevision Systems Corp. - NY Group Class A	1,115,885	16,537
Cinemark Holdings, Inc.	664,716	15,262
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,436,260	25,867
Kabel Deutschland Holding AG	129,500	8,160
The Walt Disney Co.	193,000	8,320
Valassis Communications, Inc. (a)(d)	668,786	13,376
		114,682
Multiline Retail - 0.8%
Macy's, Inc.	1,016,100	41,680
PPR SA	56,600	9,467
		51,147
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	107,000	5,368
Advance Auto Parts, Inc.	156,289	14,347
Ascena Retail Group, Inc. (a)	800,300	16,390
Best Buy Co., Inc.	1,876,978	41,425
Chico's FAS, Inc.	2,494,698	38,319
Collective Brands, Inc. (a)	1,457,929	30,281
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc.	135,500	$ 3,967
Jos. A. Bank Clothiers, Inc. (a)	323,458	15,380
Lowe's Companies, Inc.	1,286,965	40,501
OfficeMax, Inc. (a)	1,653,004	7,686
Signet Jewelers Ltd.	271,567	13,244
Staples, Inc.	2,322,103	35,760
		262,668
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	850,000	24,482
Warnaco Group, Inc. (a)	228,064	12,078
		36,560
TOTAL CONSUMER DISCRETIONARY		732,664
CONSUMER STAPLES - 6.1%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	445,286	13,412
Cott Corp. (a)	1,733,500	11,285
Dr Pepper Snapple Group, Inc.	802,652	32,572
Molson Coors Brewing Co. Class B	452,910	18,832
Treasury Wine Estates Ltd.	2,621,695	11,800
		87,901
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.	165,920	9,350
CVS Caremark Corp.	505,020	22,534
Kroger Co.	516,704	12,024
Walgreen Co.	656,419	23,014
		66,922
Food Products - 2.6%
Archer Daniels Midland Co.	264,344	8,150
Bunge Ltd.	347,299	22,401
ConAgra Foods, Inc.	961,160	24,817
Danone	266,400	18,744
Dean Foods Co. (a)	1,490,062	18,298
Flowers Foods, Inc.	967,083	20,744
Sara Lee Corp.	453,290	9,991
The J.M. Smucker Co.	569,297	45,333
		168,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	319,831	$ 11,037
Tobacco - 1.0%
Lorillard, Inc.	499,833	67,622
TOTAL CONSUMER STAPLES		401,960
ENERGY - 7.2%
Energy Equipment & Services - 2.5%
BW Offshore Ltd.	10,798,344	15,002
Cameron International Corp. (a)	412,220	21,126
Exterran Holdings, Inc. (a)	550,828	7,442
Halliburton Co.	932,999	31,927
Heckmann Corp. (a)(d)	1,566,518	5,953
National Oilwell Varco, Inc.	220,431	16,700
Patterson-UTI Energy, Inc.	903,000	14,602
Rowan Companies, Inc. (a)	623,995	21,547
Schlumberger Ltd.	228,600	16,948
Unit Corp. (a)	339,876	14,360
		165,607
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	174,300	12,761
Apache Corp.	150,588	14,447
Atlas Pipeline Partners, LP	494,100	17,274
BPZ Energy, Inc. (a)(d)	2,428,300	9,835
Cimarex Energy Co.	193,000	13,338
Cloud Peak Energy, Inc. (a)	699,514	10,766
Energen Corp.	566,712	29,684
HollyFrontier Corp.	1,135,870	35,008
Marathon Oil Corp.	474,900	13,934
Marathon Petroleum Corp.	326,000	13,565
Nexen, Inc.	1,729,500	33,426
Noble Energy, Inc.	225,700	22,417
Phillips 66 (a)(g)	401,100	13,657
Williams Companies, Inc.	1,498,938	51,009
World Fuel Services Corp.	462,420	20,374
		311,495
TOTAL ENERGY		477,102
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 28.6%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	470,239	$ 25,492
Ashmore Group PLC	2,088,900	12,972
Bank of New York Mellon Corp.	434,404	10,274
Fortress Investment Group LLC	2,590,800	9,275
Goldman Sachs Group, Inc.	170,032	19,579
Invesco Ltd.	1,331,600	33,077
Knight Capital Group, Inc. Class A (a)	1,232,323	16,193
Morgan Stanley	1,764,047	30,483
State Street Corp.	1,425,917	65,906
TD Ameritrade Holding Corp.	550,564	10,345
The Blackstone Group LP	1,267,870	17,192
		250,788
Commercial Banks - 5.9%
Bank of Ireland (a)	140,863,526	20,918
CIT Group, Inc. (a)	1,651,803	62,521
Comerica, Inc.	136,799	4,380
DnB NOR ASA (d)	1,516,295	16,349
Heritage Financial Corp., Washington	133,801	1,753
Itau Unibanco Banco Multiplo SA sponsored ADR	3,209,475	50,357
PNC Financial Services Group, Inc.	462,555	30,677
Seven Bank Ltd.	3,565,300	8,810
U.S. Bancorp	2,623,412	84,395
Wells Fargo & Co.	3,312,341	110,732
		390,892
Consumer Finance - 1.1%
Capital One Financial Corp.	585,800	32,500
SLM Corp.	2,662,490	39,485
		71,985
Diversified Financial Services - 1.5%
CME Group, Inc.	95,000	25,253
JPMorgan Chase & Co.	1,445,821	62,141
The NASDAQ Stock Market, Inc.	573,087	14,081
		101,475
Insurance - 8.7%
AEGON NV	2,843,031	13,226
AFLAC, Inc.	1,241,554	55,920
Aon PLC	739,962	38,330
Berkshire Hathaway, Inc. Class B (a)	1,296,534	104,306
Brasil Insurance Participacoes e Administracao SA	957,200	10,470
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	140,661	$ 57,673
First American Financial Corp.	1,315,132	22,028
Greenlight Capital Re, Ltd. (a)	19,800	493
Hilltop Holdings, Inc. (a)	354,619	2,812
Jardine Lloyd Thompson Group PLC	1,437,907	16,407
MetLife, Inc.	1,450,664	52,267
Progressive Corp.	380,400	8,103
Prudential Financial, Inc.	524,822	31,773
Reinsurance Group of America, Inc.	499,318	29,030
StanCorp Financial Group, Inc.	625,475	24,006
Torchmark Corp.	769,401	37,478
Unum Group	1,216,204	28,873
Validus Holdings Ltd.	1,051,638	34,178
XL Group PLC Class A	649,770	13,977
		581,350
Real Estate Investment Trusts - 4.6%
American Capital Agency Corp.	490,833	15,334
American Tower Corp.	686,600	45,027
Douglas Emmett, Inc.	914,817	21,260
Post Properties, Inc.	471,392	22,957
Prologis, Inc.	956,194	34,213
Public Storage	207,277	29,695
SL Green Realty Corp.	623,571	51,407
Ventas, Inc.	767,892	45,144
Weyerhaeuser Co.	1,885,926	38,397
		303,434
Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	1,393,800	17,315
Brookfield Asset Management, Inc. Class A	181,200	5,980
Forest City Enterprises, Inc. Class A (a)	3,429,301	54,697
Forestar Group, Inc. (a)	1,511,903	23,253
Kennedy-Wilson Holdings, Inc.	5,097,450	71,670
		172,915
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	1,970,735	24,319
TOTAL FINANCIALS		1,897,158
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.5%
Biotechnology - 0.2%
Amgen, Inc.	131,260	$ 9,334
Health Care Equipment & Supplies - 1.9%
ArthroCare Corp. (a)	599,112	14,954
Boston Scientific Corp. (a)	2,920,822	18,284
CareFusion Corp. (a)	457,500	11,854
Covidien PLC	225,800	12,471
DENTSPLY International, Inc.	165,806	6,808
Hologic, Inc. (a)	675,655	12,919
The Cooper Companies, Inc.	67,724	5,971
Zimmer Holdings, Inc.	698,921	43,983
		127,244
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	219,700	4,176
CIGNA Corp.	817,700	37,802
DaVita, Inc. (a)	114,491	10,142
Emeritus Corp. (a)	1,387,733	23,869
Health Net, Inc. (a)	223,996	7,976
HealthSouth Corp. (a)	667,000	14,934
Humana, Inc.	211,376	17,054
Lincare Holdings, Inc.	545,665	13,314
McKesson Corp.	251,504	22,990
MEDNAX, Inc. (a)	239,660	16,834
Omnicare, Inc.	187,900	6,546
UnitedHealth Group, Inc.	256,998	14,430
Universal Health Services, Inc. Class B	111,451	4,760
		194,827
Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	142,600	6,611
PerkinElmer, Inc.	576,700	15,917
		22,528
Pharmaceuticals - 1.2%
AVANIR Pharmaceuticals Class A (a)(d)	2,675,858	8,161
Cadence Pharmaceuticals, Inc. (a)	2,199,964	8,118
Endo Pharmaceuticals Holdings, Inc. (a)	545,301	19,162
Forest Laboratories, Inc. (a)	325,700	11,344
Impax Laboratories, Inc. (a)	328,193	8,083
Jazz Pharmaceuticals PLC (a)	98,277	5,015
ViroPharma, Inc. (a)	204,836	4,455
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC (a)	354,415	$ 7,709
XenoPort, Inc. (a)	1,493,776	6,827
		78,874
TOTAL HEALTH CARE		432,807
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.6%
DigitalGlobe, Inc. (a)	1,004,609	12,327
Esterline Technologies Corp. (a)	231,377	15,847
Lockheed Martin Corp.	228,185	20,660
Meggitt PLC	4,787,815	31,745
Textron, Inc.	524,545	13,974
Ultra Electronics Holdings PLC	373,300	10,203
		104,756
Airlines - 0.2%
Pinnacle Airlines Corp. (a)(e)	1,925,465	874
SkyWest, Inc.	1,136,795	10,220
		11,094
Building Products - 1.4%
Lennox International, Inc.	416,505	18,076
Masco Corp.	596,122	7,857
Owens Corning (a)	2,063,212	70,871
		96,804
Commercial Services & Supplies - 2.5%
Corrections Corp. of America (a)	979,311	28,292
Interface, Inc. Class A	1,258,064	17,814
Intrum Justitia AB	848,037	12,871
Quad/Graphics, Inc.	969,172	13,026
Republic Services, Inc.	1,300,484	35,594
Sykes Enterprises, Inc. (a)	732,776	11,614
The Geo Group, Inc. (a)	2,242,948	46,451
		165,662
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	285,435	6,300
Foster Wheeler AG (a)	2,016,194	46,372
Shaw Group, Inc. (a)	243,436	7,369
		60,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Alstom SA	212,284	$ 7,582
GrafTech International Ltd. (a)	2,844,622	33,396
Hubbell, Inc. Class B	144,200	11,571
Prysmian SpA	1,088,203	17,719
		70,268
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	330,100	18,175
Koninklijke Philips Electronics NV	494,700	9,846
Orkla ASA (A Shares) (d)	1,239,000	9,103
		37,124
Machinery - 1.7%
Cummins, Inc.	72,100	8,351
Fiat Industrial SpA (d)	1,342,594	15,232
Ingersoll-Rand PLC	607,481	25,830
Snap-On, Inc.	288,714	18,056
Stanley Black & Decker, Inc.	613,106	44,855
		112,324
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	2,068
Professional Services - 0.3%
Towers Watson & Co.	354,559	23,188
Road & Rail - 1.1%
Con-way, Inc.	884,243	28,738
Contrans Group, Inc. Class A	1,081,200	9,742
Quality Distribution, Inc. (a)(e)	1,648,342	18,412
Union Pacific Corp.	39,167	4,404
Vitran Corp., Inc. (a)(e)	1,632,988	14,027
		75,323
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	1,027,668	11,900
TOTAL INDUSTRIALS		770,552
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,584,954	31,937
Comverse Technology, Inc. (a)	2,544,960	16,415
Motorola Solutions, Inc.	323,540	16,510
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	1,051,575	$ 13,954
ViaSat, Inc. (a)	301,601	14,567
		93,383
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	438,523	7,828
Hewlett-Packard Co.	878,581	21,754
SanDisk Corp. (a)	539,200	19,956
Western Digital Corp. (a)	240,800	9,345
		58,883
Electronic Equipment & Components - 2.4%
Aeroflex Holding Corp. (a)	325,758	3,648
Arrow Electronics, Inc. (a)	557,227	23,431
Avnet, Inc. (a)	337,820	12,189
Brightpoint, Inc. (a)	387,170	2,369
Corning, Inc.	580,016	8,323
Flextronics International Ltd. (a)	5,588,396	37,219
Itron, Inc. (a)	191,671	7,820
Jabil Circuit, Inc.	1,789,954	41,974
TE Connectivity Ltd.	581,961	21,218
		158,191
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	599,200	9,312
IT Services - 1.5%
Amdocs Ltd. (a)	673,810	21,562
Atos Origin SA	200,112	12,889
Fiserv, Inc. (a)	405,303	28,489
Global Payments, Inc.	404,268	18,770
Unisys Corp. (a)	874,264	16,314
		98,024
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	1,108,136	8,156
Analog Devices, Inc.	333,100	12,984
ASML Holding NV	292,525	14,916
Freescale Semiconductor Holdings I Ltd.	2,051,716	25,462
Intersil Corp. Class A	1,568,969	16,113
Marvell Technology Group Ltd. (a)	2,057,236	30,879
NXP Semiconductors NV (a)	473,100	12,230
ON Semiconductor Corp. (a)	998,818	8,250
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	1,125,066	$ 7,954
Spansion, Inc. Class A (a)	1,215,590	14,660
		151,604
Software - 0.6%
BMC Software, Inc. (a)	327,850	13,527
JDA Software Group, Inc. (a)	422,985	12,216
Oracle Corp.	510,200	14,995
		40,738
TOTAL INFORMATION TECHNOLOGY		610,135
MATERIALS - 5.5%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	284,367	24,311
Ashland, Inc.	729,755	48,069
Cytec Industries, Inc.	365,000	23,203
Eastman Chemical Co.	620,570	33,492
Lanxess AG	128,072	10,198
LyondellBasell Industries NV Class A	424,150	17,721
Methanex Corp.	338,008	11,902
W.R. Grace & Co. (a)	275,819	16,442
Westlake Chemical Corp. (d)	297,620	19,033
		204,371
Containers & Packaging - 1.5%
Ball Corp.	654,882	27,348
Crown Holdings, Inc. (a)	443,651	16,406
Rock-Tenn Co. Class A	445,034	27,739
Sealed Air Corp.	684,723	13,133
Sonoco Products Co.	490,578	16,253
		100,879
Metals & Mining - 0.9%
Coeur d'Alene Mines Corp. (a)	227,900	4,911
Compass Minerals International, Inc.	234,796	17,967
Gem Diamonds Ltd. (a)	1,153,799	4,850
Reliance Steel & Aluminum Co.	452,263	25,277
SunCoke Energy, Inc. (a)	387,497	5,898
		58,903
TOTAL MATERIALS		364,153
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	43,291	$ 1,669
Frontier Communications Corp. (d)	1,512,769	6,112
		7,781
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	1,247,132	17,454
Sprint Nextel Corp. (a)	657,804	1,631
		19,085
TOTAL TELECOMMUNICATION SERVICES		26,866
UTILITIES - 11.3%
Electric Utilities - 6.1%
Cleco Corp.	1,606,603	65,549
Edison International	2,722,570	119,820
El Paso Electric Co.	309,003	9,468
FirstEnergy Corp.	427,300	20,006
NextEra Energy, Inc.	435,493	28,024
Northeast Utilities	1,974,327	72,596
Pepco Holdings, Inc.	930,600	17,607
PNM Resources, Inc.	1,987,722	37,290
PPL Corp.	1,155,439	31,601
		401,961
Independent Power Producers & Energy Traders - 1.4%
Calpine Corp. (a)	1,246,660	23,375
The AES Corp. (a)	5,625,880	70,436
		93,811
Multi-Utilities - 3.8%
CMS Energy Corp.	1,980,646	45,535
OGE Energy Corp.	752,951	40,629
Sempra Energy	2,601,933	168,446
		254,610
TOTAL UTILITIES		750,382
TOTAL COMMON STOCKS (Cost $6,446,557)		6,463,779
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $9,773)	50,500	$ 9,567
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/24/12 (f) (Cost $5,200)	$ 5,200	5,200
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	145,843,400	145,843
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	79,091,017	79,091
TOTAL MONEY MARKET FUNDS (Cost $224,934)		224,934
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 4/30/12 due 5/1/12 (Collateralized by U.S. Government Obligations) # (Cost $13,212)	$ 13,212	13,212
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,699,676)		6,716,692
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(77,825)
NET ASSETS - 100%		$ 6,638,867
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
55 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 5,443	$ (1)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,300,000.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,212,000 due 5/01/12 at 0.18%
Barclays Capital, Inc.	$ 3,612
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,810
RBS Securities, Inc.	6,790
$ 13,212
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 98
Fidelity Securities Lending Cash Central Fund	615
Total	$ 713
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ -	$ -	$ 874
Quality Distribution, Inc.	16,056	3,256	1,173	-	18,412
Vitran Corp., Inc.	7,920	-	-	-	14,027
Total	$ 28,924	$ 3,256	$ 1,173	$ -	$ 33,313
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 742,231	$ 742,231	$ -	$ -
Consumer Staples	401,960	401,960	-	-
Energy	477,102	477,102	-	-
Financials	1,897,158	1,854,204	42,954	-
Health Care	432,807	432,807	-	-
Industrials	770,552	760,706	9,846	-
Information Technology	610,135	610,135	-	-
Materials	364,153	364,153	-	-
Telecommunication Services	26,866	26,866	-	-
Utilities	750,382	750,382	-	-
U.S. Government and Government Agency Obligations	5,200	-	5,200	-
Money Market Funds	224,934	224,934	-	-
Cash Equivalents	13,212	-	13,212	-
Total Investments in Securities:	$ 6,716,692	$ 6,645,480	$ 71,212	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1)
Total Value of Derivatives	$ -	$ (1)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.2%
Bermuda	2.6%
Canada	2.4%
United Kingdom	2.1%
Brazil	1.5%
Ireland	1.3%
Netherlands	1.3%
Switzerland	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $74,548 and repurchase agreements of $13,212) - See accompanying schedule: Unaffiliated issuers (cost $6,438,608)	$ 6,458,445
Fidelity Central Funds (cost $224,934)	224,934
Other affiliated issuers (cost $36,134)	33,313
Total Investments (cost $6,699,676)		$ 6,716,692
Cash		31
Foreign currency held at value (cost $534)		534
Receivable for investments sold		73,166
Receivable for fund shares sold		2,582
Dividends receivable		5,541
Distributions receivable from Fidelity Central Funds		181
Prepaid expenses		6
Other receivables		455
Total assets		6,799,188

Liabilities
Payable for investments purchased
Regular delivery	$ 53,983
Delayed delivery	14,343
Payable for fund shares redeemed	9,033
Accrued management fee	2,265
Payable for daily variation margin on futures contracts	83
Other affiliated payables	1,104
Other payables and accrued expenses	419
Collateral on securities loaned, at value	79,091
Total liabilities		160,321

Net Assets		$ 6,638,867
Net Assets consist of:
Paid in capital		$ 9,013,599
Undistributed net investment income		13,179
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,404,960)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,049
Net Assets		$ 6,638,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($5,870,015 ÷ 81,756.6 shares)	$ 71.80

Class K: Net Asset Value, offering price and redemption price per share ($768,852 ÷ 10,697.1 shares)	$ 71.87

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 58,923
Interest		2
Income from Fidelity Central Funds		713
Total income		59,638

Expenses
Management fee Basic fee	$ 18,385
Performance adjustment	636
Transfer agent fees	6,111
Accounting and security lending fees	579
Custodian fees and expenses	119
Independent trustees' compensation	20
Appreciation in deferred trustee compensation account	1
Registration fees	79
Audit	51
Legal	14
Miscellaneous	31
Total expenses before reductions	26,026
Expense reductions	(169)	25,857
Net investment income (loss)		33,781
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,753
Other affiliated issuers	759
Foreign currency transactions	(299)
Futures contracts	(16)
Total net realized gain (loss)		54,197
Change in net unrealized appreciation (depreciation) on: Investment securities	676,648
Assets and liabilities in foreign currencies	12
Futures contracts	1,090
Total change in net unrealized appreciation (depreciation)		677,750
Net gain (loss)		731,947
Net increase (decrease) in net assets resulting from operations		$ 765,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,781	$ 71,043
Net realized gain (loss)	54,197	852,091
Change in net unrealized appreciation (depreciation)	677,750	(642,684)
Net increase (decrease) in net assets resulting from operations	765,728	280,450
Distributions to shareholders from net investment income	(59,276)	(112,001)
Distributions to shareholders from net realized gain	(2,930)	(2,508)
Total distributions	(62,206)	(114,509)
Share transactions - net increase (decrease)	(709,636)	(1,667,982)
Total increase (decrease) in net assets	(6,114)	(1,502,041)

Net Assets
Beginning of period	6,644,981	8,147,022
End of period (including undistributed net investment income of $13,179 and undistributed net investment income of $38,674, respectively)	$ 6,638,867	$ 6,644,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60	$ 83.82
Income from Investment Operations
Net investment income (loss) D	.34	.59	.66 G	.59	.75	.64
Net realized and unrealized gain (loss)	7.54	.75	12.09	7.69	(38.92)	11.79
Total from investment operations	7.88	1.34	12.75	8.28	(38.17)	12.43
Distributions from net investment income	(.58)	(.88)	(.48)	(.24)	(.56)	(.56)
Distributions from net realized gain	(.03)	(.02)	-	-	(7.09)	(6.09)
Total distributions	(.61)	(.90)	(.48)	(.24)	(7.65)	(6.65)
Net asset value, end of period	$ 71.80	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Total Return B,C	12.33%	2.05%	24.74%	19.12%	(46.34)%	15.82%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.60%	.64%	.64%	.76%	.70%
Expenses net of fee waivers, if any	.81% A	.60%	.64%	.64%	.76%	.70%
Expenses net of all reductions	.80% A	.59%	.63%	.64%	.76%	.69%
Net investment income (loss)	1.01% A	.87%	1.12% G	1.41%	1.10%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 5,870	$ 6,006	$ 7,276	$ 7,278	$ 11,066	$ 22,558
Portfolio turnover rate F	67% A	95%	148%	51%	50%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.39	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	7.53	.74	12.12	7.67	(29.04)
Total from investment operations	7.92	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.03)	(.02)	-	-	-
Total distributions	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 71.87	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B,C	12.41%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E,I
Expenses before reductions	.66% A	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.66% A	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.65% A	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.16% A	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 769	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	67% A	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value® Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 578,007
Gross unrealized depreciation	(613,724)
Net unrealized appreciation (depreciation) on securities and other investments	$ (35,717)

Tax cost	$ 6,752,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2017	$ (2,067,432)
2018	(328,316)
Total capital loss carryforward	$ (2,395,748)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(16) and a change in net unrealized appreciation (depreciation) of $1,090 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,162,069 and $2,880,472, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,933.20
Class K	178.05
	$ 6,111

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $274. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $615, including $3 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Value	$ 52,420	$ 98,394
Class K	6,856	13,607
Total	$ 59,276	$ 112,001
From net realized gain
Value	$ 2,639	$ 2,236
Class K	291	272
Total	$ 2,930	$ 2,508

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Value
Shares sold	2,494	9,763	$ 169,061	$ 677,671
Reinvestment of distributions	833	1,446	52,550	96,363
Shares redeemed	(14,655)	(31,637)	(987,115)	(2,177,863)
Net increase (decrease)	(11,328)	(20,428)	$ (765,504)	$ (1,403,829)
Class K
Shares sold	3,313	4,738	$ 225,265	$ 327,041
Reinvestment of distributions	113	208	7,147	13,878
Shares redeemed	(2,605)	(8,636)	(176,544)	(605,072)
Net increase (decrease)	821	(3,690)	$ 55,868	$ (264,153)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VAL-K-USAN-0612
1.863250.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 15, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 15, 2012